UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: February 28, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	February 28, 2022

WESTERN ASSET

MANAGED MUNICIPALS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and preservation of capital.*

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II	Western Asset Managed Municipals Fund

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Managed Municipals Fund for the twelve-month reporting period ended February 28, 2022. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2022

Western Asset Managed Municipals Fund	III

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Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital. We select securities primarily by identifying undervalued sectors and individual securities, while also selecting securities we believe will benefit from anticipated changes in market conditions.

Under normal circumstances, the Fund invests at least 80% of its assets in municipal securities and other investments with similar economic characteristics, the interest on which is exempt from regular federal income tax, but which may be subject to the federal alternative minimum tax (“AMT”). Municipal securities include debt obligations issued by any of the 50 states and certain other municipal issuers and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities issued or backed by banks, insurance companies and other financial institutions.

The Fund normally invests in intermediate-term and long-term municipal securities that have remaining maturities from one to more than thirty years at the time of purchase. The Fund focuses on investment grade bonds (that is, securities rated in the Baa/BBB categories or above or, if unrated or we deemed to be unrated, securities we determined to be of comparable quality), but may invest up to 20% of its assets in below investment grade bonds (commonly known as “high yield” or “junk” bonds). The Fund may also invest in securities of other open-end or closed-end investment companies, including exchange-traded funds (“ETFs”), that invest primarily in municipal securities.

Instead of, and/or in addition to, investing directly in particular securities, the Fund may use instruments such as derivatives and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique. The Fund may use one or more types of these instruments without limit, except that these instruments are taken into account when determining compliance with the Fund’s 80% policy. The Fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes. The Fund may leverage its assets by investing proceeds received through tender option bond transactions, which is considered a form of borrowing.

At Western Asset Management Company, LLC (“Western Asset”), the Fund’s subadviser, we utilize a fixed income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Western Asset Managed Municipals Fund 2022 Annual Report	1

Fund overview (cont’d)

Q. What were the overall market conditions during the Fund’s reporting period?

A. Fixed income markets experienced periods of volatility and, overall, declined over the twelve-month reporting period ended February 28, 2022. Volatility was driven by a number of factors, including the repercussions from the COVID-19 pandemic, rebounding global growth, sharply rising inflation, fluctuating interest rates, expectations for central bank monetary policy tightening, and the war in Ukraine. The spread sectors (non-Treasuries) generated mixed results versus similar duration Treasuries.

Short-term U.S. Treasury yields moved sharply higher as the Federal Reserve Board (the “Fed”) telegraphed that it was poised to begin raising interest rates at its meeting in March 2022. The yield for two-year Treasury note began the reporting period at 0.14% and ended the reporting period at 1.44%. The low of 0.13% occurred on March 17, 2021 and June 2, 2021. The high of 1.61% took place on February 10, 2022. Long-term U.S. Treasury yields also moved higher, as positive economic data and rising inflation triggered expectations that the Fed would remove its monetary policy accommodation sooner than previously anticipated. The yield for the ten-year Treasury note began the reporting period at 1.44% and ended the reporting period at 1.83%. The low of 1.19% took place on August 3 and August 4, 2021, and the high of 2.05% occurred on February 15, 2022.

The municipal bond market generated negative returns but outperformed its taxable bond counterpart during the twelve-month reporting period. Over that time, the Bloomberg Municipal Bond Indexi and the Bloomberg U.S. Aggregate Indexii returned -0.66% and -2.64%, respectively. Both the taxable and tax-free bond markets were negatively impacted by rising long-term interest rates.

Q. How did we respond to these changing market conditions?

A. There were several adjustments to the Fund during the reporting period. We reduced its duration over the period. Elsewhere, we pared its exposure to the industrial revenue sector. From a quality perspective, we added to Fund’s allocations to AA-rated and AAA-rated bonds.

Performance review

For the twelve months ended February 28, 2022, Class A shares of Western Asset Managed Municipals Fund, excluding sales charges, returned 0.32%. The Fund’s unmanaged benchmark, the Bloomberg Municipal Bond Index, returned -0.66% for the same period. The Lipper General & Insured Municipal Debt Funds Category Averageiii returned -0.45% over the same time frame.

Certain investors may be subject to the AMT, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

2	Western Asset Managed Municipals Fund 2022 Annual Report

Performance Snapshot as of February 28, 2022 (unaudited)
(excluding sales charges)	6 months	12 months
Western Asset Managed Municipals Fund:
Class 1[1]	-3.23%	0.44%
Class A	-3.28%	0.32%
Class C	-3.54%	-0.24%
Class I	-3.19%	0.49%
Class IS	-3.17%	0.53%
Bloomberg Municipal Bond Index	-3.09%	-0.66%
Lipper General & Insured Municipal Debt Funds Category Average	-3.40%	-0.45%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended February 28, 2022 for Class 1, Class A, Class C, Class I and Class IS shares were 1.56%, 1.37%, 0.90%, 1.60% and 1.64%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 1.55%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 30, 2021, the gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class I and Class IS shares were 0.51%, 0.64%, 1.19%, 0.50% and 0.42%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.77% for Class A shares, 1.32% for Class C shares, 0.45% for

[1]

The Fund’s Class 1 shares of the Fund are closed to all purchases and incoming exchanges. Investors owning Class 1 shares of the Fund may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

Western Asset Managed Municipals Fund 2022 Annual Report	3

Fund overview (cont’d)

Class I shares and 0.42% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class 1 shares will not exceed the ratio of total annual fund operating expenses for Class A shares. The ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A. The largest contributor to the Fund’s relative performance during the reporting period was its quality biases. In particular, an overweight to securities rated BBB contributed to returns, as they outperformed their higher-rated counterparts.

From a sector perspective, an underweight to state general obligation bonds was beneficial. Security selection in the water & sewer sector was also additive for returns.

Q. What were the leading detractors from performance?

A. Duration positioning detracted from relative performance. Having a duration that was longer than the benchmark was a headwind for results as rates moved higher across the yield curve.

Looking at sector positioning, an overweight to industrial revenue bonds detracted from performance.

Thank you for your investment in Western Asset Managed Municipals Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

March 10, 2022

RISKS: The Fund’s fixed income investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties, public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets

4	Western Asset Managed Municipals Fund 2022 Annual Report

held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio managers’ current or future investments. The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	The Bloomberg Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

ii

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

iii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended February 28, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 299 funds for the six-month period and among the 296 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Managed Municipals Fund 2022 Annual Report	5

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of February 28, 2022 and February 28, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

6	Western Asset Managed Municipals Fund 2022 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2021 and held for the six months ended February 28, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	-3.23%	$1,000.00	$967.70	0.50%	$2.44	Class 1	5.00%	$1,000.00	$1,022.32	0.50%	$2.51
Class A	-3.28	1,000.00	967.20	0.63	3.07	Class A	5.00	1,000.00	1,021.67	0.63	3.16
Class C	-3.54	1,000.00	964.60	1.18	5.75	Class C	5.00	1,000.00	1,018.94	1.18	5.91
Class I	-3.19	1,000.00	968.10	0.46	2.24	Class I	5.00	1,000.00	1,022.51	0.46	2.31
Class IS	-3.17	1,000.00	968.30	0.42	2.05	Class IS	5.00	1,000.00	1,022.71	0.42	2.11

Western Asset Managed Municipals Fund 2022 Annual Report	7

Fund expenses (unaudited) (cont’d)

[1]	For the six months ended February 28, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

8	Western Asset Managed Municipals Fund 2022 Annual Report

Fund performance (unaudited)

Average annual total returns
Without sales charges[1]	Class 1	Class A	Class C	Class I	Class IS
Twelve Months Ended 2/28/22	0.44%	0.32%	-0.24%	0.49%	0.53%
Five Years Ended 2/28/22	3.30	3.18	2.61	3.33	N/A
Ten Years Ended 2/28/22	3.29	3.19	2.61	3.32	N/A
Inception* through 2/28/22	—	—	—	—	3.50

With sales charges[2]	Class 1	Class A	Class C	Class I	Class IS
Twelve Months Ended 2/28/22	0.44%	-3.94%	-1.22%	0.49%	0.53%
Five Years Ended 2/28/22	3.30	2.29	2.61	3.33	N/A
Ten Years Ended 2/28/22	3.29	2.74	2.61	3.32	N/A
Inception* through 2/28/22	—	—	—	—	3.50

Cumulative total returns
Without sales charges[1]
Class 1 (2/29/12 through 2/28/22)	38.26%
Class A (2/29/12 through 2/28/22)	36.88
Class C (2/29/12 through 2/28/22)	29.41
Class I (2/29/12 through 2/28/22)	38.56
Class IS (Inception date of 3/16/18 through 2/28/22)	14.57

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.25%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class 1, A, C, I and IS shares are September 12, 2000, March 4, 1981, November 9, 1994, April 4, 1995 and March 16, 2018, respectively.

Western Asset Managed Municipals Fund 2022 Annual Report	9

Fund performance (unaudited) (cont’d)

Historical performance

Value of $10,000 invested in

Class A Shares of Western Asset Managed Municipals Fund vs. Bloomberg Municipal Bond Index and Lipper General & Insured Municipal Debt Funds Category Average† — February 2012 - February 2022

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A shares of Western Asset Managed Municipals Fund on February 29, 2012, assuming the deduction of the maximum initial sales charge of 4.25% at the time of investment and the reinvestment of all distributions, including returns of capital, if any, at net asset value through February 28, 2022. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Municipal Bond Index and the Lipper General & Insured Municipal Debt Funds Category Average. The Bloomberg Municipal Bond Index (the “Index”) is a market value weighted Index of investment grade municipal bonds with maturities of one year or more. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The Lipper General & Insured Municipal Debt Funds Category Average is comprised of the Fund’s peer group of mutual funds. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

10	Western Asset Managed Municipals Fund 2022 Annual Report

Schedule of investments

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 91.3%
Alabama — 3.6%
Hoover,AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$4,350,000	$5,015,340	(a)
Jefferson County,AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% to 10/1/23 then 7.750%)	0.000%	10/1/46	2,000,000	2,053,199
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	69,910,000	71,757,526
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	7,200,000	7,807,595
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	16,030,000	17,959,821
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	12,300,000	13,867,716
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #2, Series A	4.000%	6/1/24	50,595,000	53,038,425	(b)(c)
Total Alabama				171,499,622
Alaska — 0.5%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series A	5.000%	12/1/27	315,000	318,473	(d)
State Capital Project II, Series B	5.000%	12/1/37	1,985,000	2,397,117
State Capital Project II, Series B	5.000%	12/1/38	1,515,000	1,826,565
State Capital Project II, Series B	5.000%	12/1/39	1,000,000	1,203,738
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	5,700,000	6,546,637	(a)
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/32	1,115,000	1,347,155
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/33	1,390,000	1,677,340
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/34	1,000,000	1,122,281
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/35	2,500,000	2,800,594
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/37	1,500,000	1,673,085
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/38	1,255,000	1,394,627

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	11

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Alaska — continued
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/40	$1,350,000	$1,491,846
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	1,500,000	1,604,023
Total Alaska				25,403,481
Arizona — 2.1%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	3,450,000	3,841,462
Series D	5.000%	7/1/46	2,500,000	2,775,912
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,800,000	2,022,735
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	1,300,000	1,449,656
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,505,000	1,694,989
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	1,000,000	1,122,861
Basis School Project, Series D, Refunding	5.000%	7/1/37	600,000	672,813	(e)
Basis School Project, Series D, Refunding	5.000%	7/1/47	860,000	953,952	(e)
Basis School Project, Series D, Refunding	5.000%	7/1/51	2,580,000	2,855,116	(e)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	4,000,000	4,370,683
Arizona State IDA, Revenue Bonds:
Lincoln South Beltway Project	5.000%	2/1/26	2,490,000	2,822,281
Lincoln South Beltway Project	5.000%	8/1/27	1,205,000	1,414,994
Lincoln South Beltway Project	5.000%	2/1/28	2,760,000	3,276,369
Lincoln South Beltway Project	5.000%	8/1/28	2,355,000	2,825,098
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	37,990,000	40,872,905	(a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, SD Credit Program	5.000%	7/1/52	1,000,000	1,114,933
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	300,000	339,644
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	600,000	670,533
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/39	700,000	821,694

See Notes to Financial Statements.

12	Western Asset Managed Municipals Fund 2022 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/49	$1,300,000	$1,503,952
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	5,235,000	5,709,224	(e)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	1,300,000	1,394,104
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,640,000	1,946,723
Series A	5.000%	8/1/47	2,000,000	2,357,074
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	12,000,000	14,207,345
Total Arizona				103,037,052
California — 11.3%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,750,000	7,596,719
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	2,250,000	2,526,442
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/33	1,750,000	1,891,260	(d)
Series A, Refunding	5.000%	5/1/34	1,350,000	1,458,972	(d)
Series A, Refunding	5.000%	5/1/46	9,000,000	9,726,481	(d)
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	1.450%	4/1/27	27,000,000	28,153,591	(b)(c)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	7,500,000	8,537,513
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,500,000	1,742,759
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	5,000,000	5,893,229
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	7,000,000	8,208,498
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	8,085,000	9,249,918	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	13

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	$9,700,000	$11,038,938	(a)
Senior Lien, LINXS APM Project, Series B	5.000%	6/1/48	2,000,000	2,271,119	(a)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,200,000	1,293,597	(a)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project	5.000%	11/21/45	8,000,000	9,087,006	(e)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	2,000,000	2,320,680	(e)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	7,300,000	8,389,745	(e)
California State University Revenue, Systemwide, Series A	4.000%	11/1/45	1,500,000	1,625,565
California State, GO:
Various Purpose	4.000%	3/1/46	4,000,000	4,500,029
Various Purpose, Refunding	5.000%	9/1/41	5,250,000	6,646,590
California Statewide CDA Revenue:
American Baptist Homes of the West, Refunding	5.000%	10/1/45	2,550,000	2,765,747
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	11,815,000	12,097,473	(e)
California Statewide CDA, Community Improvement Authority Revenue:
Renaissance at City Center, Series A	5.000%	7/1/51	4,525,000	4,783,870
Senior Bonds, Pasadena	3.000%	12/1/56	4,625,000	3,914,396
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	15,950,000	18,662,403
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	3,510,000	3,550,858	(d)
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	2,975,358
Natural Gas Purchase, Series A	5.500%	11/15/37	3,730,000	5,089,593
Long Beach, CA, Harbor Revenue, Series A	5.000%	5/15/39	2,000,000	2,435,135
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	2,250,000	2,412,543

See Notes to Financial Statements.

14	Western Asset Managed Municipals Fund 2022 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series A	5.000%	7/1/38	$6,000,000	$7,201,970
Senior Proposition C, Series A	5.000%	7/1/39	4,000,000	4,794,514
Senior Proposition C, Series B	5.000%	7/1/34	1,000,000	1,204,698
Senior Proposition C, Series B	5.000%	7/1/36	5,000,000	6,013,947
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	6,500,000	7,460,593	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	1,500,000	1,751,466	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	3,345,000	3,906,645	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/39	3,000,000	3,502,589	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	4,500,000	5,192,500	(a)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	3,525,000	3,798,558	(a)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/47	7,500,000	8,580,448
Series A, Refunding	5.000%	7/1/46	2,000,000	2,236,739
Series B, Refunding	5.000%	7/1/39	11,020,000	12,662,509
Series C	5.000%	7/1/37	4,825,000	5,618,727
Series C	5.000%	7/1/38	1,000,000	1,163,396
Series C	5.000%	7/1/42	13,000,000	15,081,074
Series E	5.000%	7/1/44	10,000,000	10,816,364
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	8,400,000	10,013,143
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	7,000,000	9,992,658
Series A	6.500%	11/1/39	7,265,000	10,732,539
Series B	7.000%	11/1/34	26,500,000	37,829,349
Series B	6.500%	11/1/39	13,000,000	19,204,818
Series C	6.125%	11/1/29	5,510,000	6,567,563
Series C	7.000%	11/1/34	15,000,000	21,412,839
Series C	6.500%	11/1/39	1,290,000	1,905,709

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	15

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	$5,990,000	$6,295,567	(b)(c)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	12,000,000	12,403,860
Riverside County, CA, Transportation Commission Sales Tax Revenue:
Series B, Refunding	5.000%	6/1/38	7,100,000	8,417,149
Series B, Refunding	5.000%	6/1/39	9,930,000	11,766,160
Riverside, CA, USD Financing Authority Revenue:
Superior Lien, Series A	5.000%	9/1/32	1,375,000	1,404,275	(d)
Superior Lien, Series A	5.000%	9/1/37	1,280,000	1,307,252	(d)
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	4,000,000	4,588,724
San Bernardino, CA, USD Revenue, COP:
2019 School Financing Project, AGM	5.000%	10/1/36	3,995,000	4,732,984
2019 School Financing Project, AGM	5.000%	10/1/38	1,750,000	2,077,685
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	11,700,000	13,179,102
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A	5.000%	5/1/49	4,500,000	5,178,712	(a)
Series A, Refunding	5.000%	5/1/35	5,000,000	6,058,638	(a)
Series A, Refunding	5.000%	5/1/36	5,000,000	6,052,596	(a)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/37	1,155,000	1,344,899	(a)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,500,000	1,718,054	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	5,280,000	6,298,822
Sanger, CA, USD Revenue, COP:
Capital Projects, Refunding, AGM	5.000%	6/1/49	2,000,000	2,219,250	(f)
Capital Projects, Refunding, AGM	5.000%	6/1/52	3,000,000	3,111,361	(f)
South Whittier School District, GO:
Series B, AGM	4.000%	8/1/46	1,365,000	1,506,595
Series B, AGM	4.000%	8/1/48	2,270,000	2,501,791
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	15,000,000	17,773,404

See Notes to Financial Statements.

16	Western Asset Managed Municipals Fund 2022 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/25	$1,750,000	$1,918,365
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	1,000,000	1,143,360
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	3,200,000	3,706,432
University of California, CA, Revenue, Limited Project, Series K	5.000%	5/15/35	6,000,000	6,812,407
Total California				543,008,826
Colorado — 1.5%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	774,000	798,309
Broadway Station Metropolitan District #3, CO, GO:
Series A	5.000%	12/1/39	750,000	793,707
Series A	5.000%	12/1/49	1,000,000	1,050,450
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	3,700,000	4,311,227
University of Denver Project, Series A	5.000%	3/1/47	4,900,000	5,700,118
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated, Series A	4.000%	11/15/43	10,000,000	11,117,651
Commonspirit Health Initiatives, Series B-1, Refunding	5.000%	8/1/25	9,400,000	10,257,445	(b)(c)
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	6,000,000	6,697,318	(b)(c)
Commonspirit Health Project, Series A-1	4.000%	8/1/44	4,500,000	4,879,376
Commonspirit Health Project, Series A-2	4.000%	8/1/49	750,000	808,188
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	4,950,000	5,456,345
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,500,000	1,650,068
C-470 Express Lanes	5.000%	12/31/51	1,600,000	1,757,728

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	17

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/50	$1,500,000	$1,791,511
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	8,400,000	12,109,994
Regional Transportation District, CO:
Denver Transit Partners Eagle P3 Project, Series A, Refunding	4.000%	7/15/36	1,000,000	1,118,022
Denver Transit Partners Eagle P3 Project, Series A, Refunding	3.000%	7/15/37	1,000,000	1,008,731
Total Colorado				71,306,188
Connecticut — 1.0%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	2,000,000	2,269,531	(a)
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	5/1/35	4,250,000	5,223,567
Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	7,745,000	9,081,014
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	5/1/34	2,400,000	2,956,963
Connecticut State, GO:
Series A	5.000%	4/15/30	2,250,000	2,737,935
Series A	5.000%	4/15/34	2,000,000	2,417,686
Series A	5.000%	4/15/35	4,895,000	5,792,417
Series A	5.000%	4/15/36	2,300,000	2,775,491
Series A	5.000%	4/15/39	1,650,000	1,983,085
Series E	5.000%	10/15/34	5,360,000	6,136,134
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	3,850,000	4,296,734	(e)
Total Connecticut				45,670,557
Delaware — 0.5%
Delaware State EDA Revenue, Acts Retirement Communities	5.000%	11/15/48	3,000,000	3,337,687
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	3,000,000	3,442,450

See Notes to Financial Statements.

18	Western Asset Managed Municipals Fund 2022 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Delaware — continued
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	$3,070,000	$3,372,448
US 301 Project	5.000%	6/1/55	13,750,000	15,077,253
Total Delaware				25,229,838
District of Columbia — 0.4%
District of Columbia Revenue:
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	9,250,000	10,438,341
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	7,200,000	8,062,064
Total District of Columbia				18,500,405
Florida — 4.7%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	3,500,000	3,982,427	(a)
Series 2017	5.000%	10/1/47	3,350,000	3,808,311	(a)
Series A	5.000%	10/1/25	2,000,000	2,222,309	(a)
Series A	5.000%	10/1/26	1,500,000	1,698,631	(a)
Series A	5.000%	10/1/28	1,500,000	1,765,076	(a)
Series A	5.000%	10/1/45	22,000,000	24,300,283	(a)
Broward County, FL, Port Facilities Revenue:
Series B	5.000%	9/1/32	10,375,000	12,545,914	(a)
Series B	5.000%	9/1/33	8,610,000	10,402,500	(a)
Broward County, FL, School Board, COP:
Series B, Refunding	5.000%	7/1/31	8,750,000	9,682,638
Series B, Refunding	5.000%	7/1/32	8,000,000	8,847,216
Cape Coral, FL, Water & Sewer Revenue, Refunding	5.000%	10/1/39	5,000,000	5,847,615
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	2,500,000	2,709,235
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Series A, Refunding	5.000%	7/1/36	4,000,000	4,752,319
Student Housing Project, Series A, Refunding	5.000%	7/1/38	4,000,000	4,750,255
Student Housing Project, Series A, Refunding	5.000%	7/1/39	2,500,000	2,966,016
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	3,030,000	3,336,025	(e)
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	2,000,000	2,189,460
Series A, Refunding	5.000%	10/1/28	500,000	553,227
Series A, Refunding	5.000%	10/1/29	2,720,000	3,004,041

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	19

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Series A, Refunding	5.000%	10/1/35	$5,000,000	$5,496,467
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	4,750,000	5,404,722	(a)
Priority Subordinated, Series A	5.000%	10/1/47	3,725,000	4,238,791	(a)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series A	5.000%	10/1/47	5,300,000	6,376,524	(a)(f)
Jacksonville, FL:
Better Jacksonville Sales Tax Revenue, Refunding	5.000%	10/1/26	6,250,000	6,403,097
Transportation Revenue, Series A, Refunding	5.000%	10/1/27	2,830,000	2,899,658	(d)
Transportation Revenue, Series A, Refunding	5.000%	10/1/29	9,000,000	9,221,526	(d)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/40	1,625,000	1,818,570
Series A, Refunding	4.000%	10/1/41	1,000,000	1,117,459
Series A, Refunding	5.000%	10/1/41	7,250,000	8,237,471
Series A, Refunding	5.000%	10/1/49	12,900,000	14,871,525	(a)
Series B, Refunding	5.000%	10/1/40	3,000,000	3,431,707	(a)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	6,500,000	7,420,346
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	4,750,000	5,150,500
Orlando & Orange County, FL, Expressway Authority Revenue, Refunding	5.000%	7/1/22	1,750,000	1,775,421
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,750,000	1,950,301
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	1,000,000	986,728	(f)
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,275,000	1,346,953
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B	2.625%	6/1/25	2,000,000	1,993,472
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B-1	3.000%	6/1/27	5,665,000	5,653,925
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding	4.000%	6/1/36	2,000,000	2,006,881	(f)

See Notes to Financial Statements.

20	Western Asset Managed Municipals Fund 2022 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	$850,000	$8	*(g)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	695,649	626,084	*(g)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.250%	7/1/24	4,165,000	4,453,741
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	3,485,000	4,094,534
Tampa, FL, Hospital Revenue:
H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,500,000	1,635,940
H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	3,945,000	4,626,779
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	860,000	949,805
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,750,000	3,147,343
Total Florida				226,699,776
Georgia — 1.3%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	1,000,000	1,149,552
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,500,000	1,658,746
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	7,000,000	7,693,142
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	1,500,000	1,767,790
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	680,000	743,274
Fulton County, GA, Development Authority Revenue:
Georgia Institute of Technology	5.000%	6/15/44	1,750,000	2,096,960
Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	3,250,000	3,556,867
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	1,100,000	1,321,239

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	21

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	$1,000,000	$1,200,012
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	2,000,000	2,321,214
Plant Vogtle Units 3&4, Project J, Series A	4.000%	1/1/51	1,000,000	1,075,687
Plant Vogtle Units 3&4, Project J, Series A	5.000%	1/1/56	2,000,000	2,319,341
Plant Vogtle Units 3&4, Project M, Series A	4.000%	1/1/51	1,000,000	1,078,595
Plant Vogtle Units 3&4, Project M, Series A	5.000%	1/1/56	1,015,000	1,177,065
Project One Subordinated, Series A	5.000%	1/1/45	1,950,000	2,330,033
Project One, Series A	5.000%	1/1/50	2,250,000	2,673,199
Series EE, AMBAC	7.250%	1/1/24	500,000	554,061
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	10,000,000	11,533,794
Series A	5.000%	5/15/34	2,000,000	2,333,938
Series A	5.000%	5/15/43	1,950,000	2,240,118
Series B	5.000%	3/15/22	5,000,000	5,007,700
Series C	4.000%	9/1/26	4,570,000	4,964,706	(b)(c)
Total Georgia				60,797,033
Guam — 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	5.000%	1/1/28	250,000	288,780
Series F, Refunding	5.000%	1/1/29	1,000,000	1,171,984
Series F, Refunding	5.000%	1/1/30	750,000	892,543
Series F, Refunding	5.000%	1/1/31	750,000	905,294
Series F, Refunding	4.000%	1/1/36	3,500,000	3,798,199
Total Guam				7,056,800
Illinois — 12.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	1,625,000	1,788,371
Series 2018	5.000%	4/1/38	1,200,000	1,350,907
Series 2018	5.000%	4/1/42	4,400,000	4,927,192
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/38	2,800,000	3,218,109
Dedicated, Series A	5.000%	12/1/43	3,000,000	3,457,714
Dedicated, Series A	5.000%	12/1/47	25,500,000	29,155,458

See Notes to Financial Statements.

22	Western Asset Managed Municipals Fund 2022 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Dedicated, Series G, Refunding	5.000%	12/1/34	$800,000	$895,873
Dedicated, Series G, Refunding	5.000%	12/1/44	1,750,000	1,941,591
Dedicated, Series H	5.000%	12/1/36	1,500,000	1,677,151
Dedicated, Series H	5.000%	12/1/46	1,000,000	1,107,500
Series A	5.000%	12/1/33	3,400,000	3,938,857
Series A	5.000%	12/1/34	3,250,000	3,759,653
Series A	5.000%	12/1/36	4,910,000	5,659,520
Series A	5.000%	12/1/39	1,600,000	1,836,271
Series A	5.000%	12/1/40	8,330,000	9,546,320
Series B, Refunding	5.000%	12/1/36	2,550,000	2,939,262
Series C, Refunding	5.000%	12/1/24	250,000	271,949
Series C, Refunding	5.000%	12/1/25	2,400,000	2,662,130
Series D	5.000%	12/1/46	4,250,000	4,757,252
Chicago, IL, GO:
Series A	5.000%	1/1/44	17,175,000	19,312,673
Series A, Refunding	5.000%	1/1/27	4,000,000	4,493,007
Series A, Refunding	5.000%	1/1/28	11,750,000	13,376,050
Series A, Refunding	6.000%	1/1/38	7,450,000	8,641,264
Series C, Refunding	5.000%	1/1/25	1,420,000	1,543,539
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	2,250,000	2,520,088
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,500,000	1,676,148
Senior Lien, Series D	5.000%	1/1/47	9,625,000	10,948,925
Senior Lien, Series G	5.000%	1/1/47	1,645,000	1,837,488	(a)
Senior Lien, Series G	5.000%	1/1/52	1,520,000	1,693,929	(a)
Series A, Refunding	5.000%	1/1/34	8,190,000	8,884,998	(a)
Series C	5.000%	1/1/31	3,250,000	3,530,482	(a)
Series C	5.000%	1/1/32	3,325,000	3,610,995	(a)
Series C	5.000%	1/1/33	3,000,000	3,257,174	(a)
Series C	5.000%	1/1/34	2,800,000	3,037,606	(a)
Series C	5.000%	1/1/35	500,000	541,709	(a)
Series C	5.000%	1/1/46	7,000,000	7,543,762	(a)
Series D, Refunding	5.000%	1/1/46	1,000,000	1,083,707
TrIPS Obligated Group	5.000%	7/1/48	3,850,000	4,438,955	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	4,400,000	4,966,715
Second Lien, Series A, Refunding	4.000%	12/1/50	5,000,000	5,543,042

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	23

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Second Lien, Series A, Refunding	4.000%	12/1/55	$2,800,000	$3,056,598
Second Lien, Series A, Refunding	5.000%	12/1/55	1,500,000	1,762,390
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	6,000,000	6,346,807
Second Lien, Series A	5.000%	1/1/47	1,600,000	1,806,795
Second Lien, Series B, Refunding	5.000%	1/1/36	4,025,000	4,604,841
Second Lien, Series B, Refunding	5.000%	1/1/38	1,000,000	1,140,583
Second Lien, Series C, Refunding	5.000%	1/1/39	2,000,000	2,174,916
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/39	11,840,000	12,802,031
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,000,000	1,181,566
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,000,000	1,171,522
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	6,000,000	7,015,037
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	2,390,000	2,802,749
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	4.000%	11/15/39	3,000,000	3,375,104
Series A, Refunding	4.000%	11/15/41	3,750,000	4,192,936
Elk Grove Village, IL, GO:
Cook and DuPage Counties	5.000%	1/1/34	1,350,000	1,554,595
Cook and DuPage Counties, Refunding	5.000%	1/1/36	1,300,000	1,493,112
Illinois Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	2,000,000	2,305,661
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	5.000%	10/1/29	1,000,000	1,148,940
Benedictine University, Refunding	5.000%	10/1/31	1,000,000	1,163,756
Benedictine University, Refunding	4.000%	10/1/33	715,000	764,559
Northshore University Healthsystem, Series A	5.000%	8/15/35	2,000,000	2,474,221
Northshore University Healthsystem, Series A	4.000%	8/15/39	3,850,000	4,388,491
Northshore University Healthsystem, Series A	4.000%	8/15/41	1,750,000	1,988,544
OSF Healthcare System, Series A	4.000%	5/15/50	5,510,000	6,034,419
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	1,000,000	1,184,103
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	1,200,000	1,412,122
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	1,000,000	1,175,296
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	2,250,000	2,450,738

See Notes to Financial Statements.

24	Western Asset Managed Municipals Fund 2022 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	$2,000,000	$2,200,855
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	549,422
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	2,000,000	2,286,020
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	1,250,000	1,482,740
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	2,450,000	2,961,268
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	6,000,000	7,193,481
Series A	5.000%	1/1/42	4,500,000	5,204,552
Series A	5.000%	1/1/44	18,000,000	21,521,322
Illinois State University Revenue:
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/31	750,000	887,791
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/33	500,000	590,463
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/36	750,000	880,903
Illinois State, GO:
Series 2014	5.250%	2/1/32	5,525,000	5,878,602
Series 2016	5.000%	1/1/33	2,500,000	2,761,544
Series 2016	5.000%	11/1/33	1,850,000	2,070,518
Series 2016, Refunding	5.000%	2/1/27	24,345,000	27,645,907
Series 2016, Refunding	5.000%	2/1/29	1,300,000	1,463,884
Series A	5.000%	3/1/36	1,750,000	2,062,052
Series A	5.000%	5/1/39	3,000,000	3,377,342
Series A	5.000%	3/1/46	10,350,000	11,973,514
Series A, Refunding	5.000%	10/1/28	3,000,000	3,504,321
Series A, Refunding	5.000%	10/1/30	4,850,000	5,600,436
Series B, Refunding	5.000%	10/1/28	6,000,000	7,008,642
Series B, Refunding	5.000%	10/1/29	9,250,000	10,776,214
Series D	5.000%	11/1/27	29,570,000	34,007,783
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,000,000	1,094,342
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	12,750,000	13,553,947	(f)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	25

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	$23,715,000	$24,680,236
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	27,140,000	30,209,444
Metropolitan Water Reclamation District of Greater Chicago, IL, GO:
Green Bond, Series A	5.000%	12/1/44	11,000,000	12,070,580	(d)
Green Bond, Series B	5.000%	12/1/39	10,095,000	11,077,501	(d)
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	9,080,000	9,699,518
Series A, Refunding, NATL	6.000%	7/1/29	25,805,000	31,501,291
Total Illinois				578,122,203
Indiana — 1.1%
Ball State University, IN, Board of Student Fee Bonds:
Series S	4.000%	7/1/36	1,800,000	2,035,555
Series S	4.000%	7/1/37	750,000	847,015
Series S	4.000%	7/1/38	800,000	901,968
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	5,000,000	5,543,395
Private Activity, Ohio River Bridge	5.000%	7/1/40	5,000,000	5,244,445	(a)(d)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	10,225,000	11,704,478
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	4,110,000	4,679,655	(a)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/28	5,000,000	5,805,350	(a)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/29	5,500,000	6,487,844	(a)
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	2,500,000	2,828,614
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,447,923	(a)
Total Indiana				51,526,242

See Notes to Financial Statements.

26	Western Asset Managed Municipals Fund 2022 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Iowa — 0.1%
Iowa State Tobacco Settlement Authority Revenue:
Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	$2,400,000	$2,568,429
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/49	2,500,000	2,658,902
Total Iowa				5,227,331
Kansas — 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	4,355,000	4,754,851
Series 3	5.000%	2/1/44	3,000,000	3,261,158
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	2,000,000	2,224,202
Improvement, Series A	5.000%	9/1/45	3,000,000	3,321,213
Total Kansas				13,561,424
Kentucky — 2.3%
Kentucky State Economic Development Finance Authority, Commonspirit Health Project, Series A, Refunding	5.000%	8/1/44	5,000,000	5,805,925
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	3,900,000	4,581,349
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	28,250,000	30,548,807	(b)(c)
Series C	4.000%	6/1/25	45,400,000	48,405,666	(b)(c)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	5,750,000	5,825,183	(b)(c)
Norton Healthcare Inc., Series A	5.000%	10/1/37	2,100,000	2,531,642
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,500,000	1,805,266
Norton Healthcare Inc., Series A	4.000%	10/1/39	1,000,000	1,111,073
Owensboro, KY, Electric Light & Power System
Revenue:
Series B, Refunding	4.000%	1/1/25	2,250,000	2,403,647
Series B, Refunding	5.000%	1/1/26	1,200,000	1,351,061
Series B, Refunding	5.000%	1/1/27	3,000,000	3,463,694
Total Kentucky				107,833,313

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	27

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Louisiana — 0.7%
Louisiana State Offshore Terminal Authority Revenue:
Loop LLC Project, Series A	1.650%	12/1/23	$3,010,000	$3,022,849	(b)(c)
Loop LLC Project, Series A	1.650%	12/1/23	7,025,000	7,054,988	(b)(c)
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	4,750,000	5,209,805
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	2,340,000	2,726,553
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	3,100,000	3,117,911	(b)(c)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	7,400,000	7,424,276	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	6,200,000	6,265,001	(b)(c)
Total Louisiana				34,821,383
Maryland — 0.4%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/49	5,750,000	6,433,738
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	1,000,000	1,168,047
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	2,000,000	2,316,057
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	2,080,000	2,360,807
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	1,000,000	1,133,691
Maryland State Stadium Authority Built to Learn Revenue, Series A	4.000%	6/1/47	6,900,000	7,600,550	(f)
Total Maryland				21,012,890
Massachusetts — 1.6%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	1,500,000	1,659,398
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	6,750,000	8,107,976
Massachusetts State DFA Revenue:
Boston University, Series BB1	5.000%	10/1/46	5,000,000	5,749,654
Foxborough Regional Charter, Refunding	5.000%	7/1/42	2,400,000	2,601,527
Milford Regional Medical Center, Series F	5.750%	7/15/43	1,500,000	1,561,428

See Notes to Financial Statements.

28	Western Asset Managed Municipals Fund 2022 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Seven Hills Foundation, Refunding	4.000%	9/1/48	$1,380,000	$1,476,808
UMass Boston Student Housing Project	5.000%	10/1/48	4,050,000	4,457,876
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,930,000	2,190,361
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	1,750,000	2,028,375
WGBH Educational Foundation, Refunding	5.000%	1/1/40	2,200,000	2,507,556
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	8,870,000	10,364,600
Massachusetts State Municipal Wholesale Electric Co. Revenue, Series A	4.000%	7/1/46	2,000,000	2,270,984
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/34	4,170,000	4,975,638	(a)
Series A	5.000%	7/1/35	4,155,000	4,950,060	(a)
Series A, Refunding	5.000%	7/1/36	700,000	832,699	(a)
Series E	5.000%	7/1/46	7,250,000	8,709,015	(a)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	11,250,000	12,385,025
Total Massachusetts				76,828,980
Michigan — 1.8%
Detroit, MI, Downtown Development Authority Revenue:
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	1,600,000	1,716,483
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	4,000,000	4,278,878
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	17,695,000	19,918,695
Senior Lien, Series C, Refunding	5.000%	7/1/35	2,700,000	3,086,386
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	4,100,000	4,348,074
Henry Ford Health System, Refunding	5.000%	11/15/41	2,155,000	2,440,657
Henry Ford Health System, Series A	4.000%	11/15/50	3,250,000	3,549,733
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-1, Refunding	5.000%	7/1/44	6,845,000	6,944,895	(d)
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	1,000,000	1,107,273

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	29

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	$1,550,000	$1,710,967
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	2,950,000	3,180,089
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	2,100,000	2,389,752
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	2,240,000	2,669,988
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	13,500,000	13,697,521	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	7,700,000	8,684,178	(a)
Walled Lake Consolidated School District, GO, Q-SBLF	5.000%	5/1/50	3,500,000	4,199,116
Total Michigan				83,922,685
Minnesota — 0.2%
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	7,970,000	8,523,301	(d)
Mississippi — 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Bonds, Weyerhaeuser Co. Project, Series A, Refunding	6.800%	4/1/22	3,000,000	3,014,536
Missouri — 0.2%
Cape Girardeau County, MO, IDA, Health Facilities Revenue, Series 2021	4.000%	3/1/46	1,000,000	1,074,169
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	4,500,000	5,228,282	(a)
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	2,800,000	3,031,765
Total Missouri				9,334,216
Nebraska — 0.2%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	1,050,000	1,198,260
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	1,200,000	1,364,177

See Notes to Financial Statements.

30	Western Asset Managed Municipals Fund 2022 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Nebraska — continued
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	$1,000,000	$1,114,006
Nebraska Public Power District Revenue, Series D	5.000%	1/1/46	4,000,000	4,454,617
Total Nebraska				8,131,060
Nevada — 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	20,000,000	23,210,960
New Hampshire — 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue:
Waste Management, Inc. Project, Series A	2.150%	7/1/24	4,000,000	4,010,526	(a)(b)(c)
Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	2,500,000	2,506,579	(a)(b)(c)
Total New Hampshire				6,517,105
New Jersey — 7.6%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, GTD, AGM	5.000%	9/1/42	2,250,000	2,571,139
Series A, Refunding, GTD, BAM	5.000%	9/1/39	4,000,000	4,538,004
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	17,500,000	19,317,364
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,663,161	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,596,780	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,064,520	(a)
School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.550%)	1.750%	9/1/27	22,065,000	22,273,302	(c)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	3,900,000	4,633,243	(d)
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	1.800%	3/1/28	20,000,000	20,194,944	(c)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/29	10,000,000	10,409,699	(d)
School Facilities Construction, Series QQQ	4.000%	6/15/46	2,500,000	2,684,866

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	31

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
School Facilities Construction, Series QQQ, State Appropriations	4.000%	6/15/50	$2,000,000	$2,139,934
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	13,000,000	14,633,560	(d)
Transit Transportation Project, Series A	5.000%	11/1/32	2,345,000	2,751,222
Transit Transportation Project, Series A	5.000%	11/1/34	5,500,000	6,434,957
New Jersey State EDA, Cigarette Tax Revenue, Refunding	5.000%	6/15/25	4,545,000	4,602,323	(d)
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	6,450,000	7,385,661
State House Project, Series B	5.000%	6/15/43	3,365,000	3,831,310
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	7,500,000	8,054,130	(a)
Continental Airlines Inc. Project	5.625%	11/15/30	1,850,000	1,986,685	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,000,000	1,128,890	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	2,000,000	2,231,290	(a)
United Airlines Project	5.500%	6/1/33	5,000,000	5,262,176	(a)
New Jersey State EFA Revenue, Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	3,500,000	4,075,910
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,750,000	2,034,975
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	425,000	493,504
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	7,000,000	7,957,669
University Hospital, Series A, Refunding, AGM	5.000%	7/1/46	5,000,000	5,489,365
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series A, Refunding	5.000%	12/15/24	7,500,000	8,192,854
Transportation Program, Series AA	4.000%	6/15/39	3,000,000	3,265,104
Transportation Program, Series AA	5.000%	6/15/39	3,000,000	3,518,061
Transportation Program, Series AA	4.000%	6/15/40	4,000,000	4,346,221
Transportation Program, Series AA	5.250%	6/15/41	13,305,000	14,684,452
Transportation Program, Series AA	5.250%	6/15/43	15,900,000	18,419,422
Transportation Program, Series AA	4.000%	6/15/45	9,750,000	10,492,028

See Notes to Financial Statements.

32	Western Asset Managed Municipals Fund 2022 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Transportation Program, Series AA	5.000%	6/15/45	$5,000,000	$5,454,862
Transportation Program, Series AA	5.000%	6/15/46	14,000,000	15,860,187
Transportation Program, Series AA, Refunding	5.000%	6/15/36	4,500,000	5,385,935	(f)
Transportation Program, Series BB	4.000%	6/15/36	7,750,000	8,376,832
Transportation Program, Series BB	4.000%	6/15/38	850,000	916,137
Transportation System, Series A, Refunding	5.000%	12/15/28	15,100,000	17,772,973
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	5,000,000	5,872,202
Series A, Refunding	5.000%	1/1/35	4,900,000	5,483,873
Series G, Refunding	5.000%	1/1/36	22,270,000	26,198,459
New Jersey State, GO:
COVID-19 Emergency, Series A	5.000%	6/1/27	20,000,000	23,291,916
COVID-19 Emergency, Series A	5.000%	6/1/28	4,600,000	5,467,312
COVID-19 Emergency, Series A	5.000%	6/1/29	2,500,000	3,025,227
Rutgers, The State University of New Jersey, GO, Series M, Refunding	5.000%	5/1/33	4,000,000	4,542,349
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	2,920,000	3,330,876
Total New Jersey				366,337,865
New York — 12.3%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	6,000,000	6,953,910
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	7,500,000	8,593,816
MTA, NY, Transportation Revenue:
Green Bonds, Series A	5.000%	11/15/24	1,455,000	1,597,196
Green Bonds, Series A	5.000%	11/15/51	2,000,000	2,218,674
Green Bonds, Series C-1	4.750%	11/15/45	2,000,000	2,270,670
Green Bonds, Series C-1	5.250%	11/15/55	2,500,000	2,920,075
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	3,250,000	3,488,633
Green Bonds, Series C-2A, Refunding	4.000%	11/15/38	1,500,000	1,589,273
Green Bonds, Series D-1	5.000%	11/15/43	1,500,000	1,758,590
Green Bonds, Series D-3	4.000%	11/15/49	3,515,000	3,768,863
Green Bonds, Series E	5.000%	11/15/29	3,000,000	3,594,187
Green Bonds, Series E	5.000%	11/15/33	2,250,000	2,680,346
Green Bonds, Series E, Refunding	4.000%	11/15/45	8,500,000	9,160,904
Green Bonds, Series F	5.000%	11/15/24	1,360,000	1,492,912
Series A-2	5.000%	5/15/30	9,100,000	10,904,450	(b)(c)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	33

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Nassau County, NY, General Improvement, GO, Series B, AGM	5.000%	7/1/42	$500,000	$591,709
New York City, NY, GO:
Series F-1	4.000%	3/1/47	6,000,000	6,676,093
Subseries D-1	5.000%	3/1/43	3,000,000	3,605,210
Subseries F-1	5.000%	3/1/43	6,000,000	7,298,100
Subseries F-1	5.000%	3/1/50	8,450,000	10,186,652
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	2,550,000	2,785,279
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	5,250,000	5,830,946
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	1,060,000	1,109,713
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	25,260,000	28,289,346
Subordinated, Series BB-1	5.000%	6/15/46	8,470,000	9,807,419
New York City, NY, TFA Future Tax Secured Revenue:
Series C-1	4.000%	11/1/42	5,000,000	5,540,997
Series C-1	4.000%	5/1/43	19,955,000	22,353,086
Series S	4.000%	5/1/45	2,000,000	2,231,733
Series S	4.000%	5/1/47	7,000,000	7,785,478
Subordinated, Series B-1	5.000%	8/1/45	13,900,000	16,052,304
New York State Dormitory Authority Revenue:
Series A, Bidding Group 3	5.000%	3/15/43	10,000,000	11,746,458
Series B, Refunding	5.000%	2/15/43	10,000	11,843	(d)
Series B, Refunding	5.000%	2/15/43	9,390,000	10,878,527
Series E, Refunding	5.000%	3/15/34	25,000,000	27,939,600
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	2,050,000	2,433,927
New York State Dormitory Authority, School Districts Revenue Financing Program:
Series A, AGM	5.000%	10/1/29	3,000,000	3,612,832
Series A, AGM	5.000%	10/1/30	5,825,000	6,984,078
Series A, AGM	5.000%	10/1/32	4,000,000	4,773,435
Series A, AGM	5.000%	10/1/33	1,250,000	1,489,691
Series A, AGM	5.000%	10/1/34	1,750,000	2,083,821

See Notes to Financial Statements.

34	Western Asset Managed Municipals Fund 2022 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 4, Series A, Refunding	4.000%	3/15/46	$13,085,000	$14,541,548
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	9,460,000	10,079,144	(e)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	11,450,000	12,791,808
Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	5,695,000	6,171,642
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,800,000	2,054,585	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	14,565,000	16,453,817	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,075,000	1,213,174	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	5,750,000	6,163,811	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	2,160,000	2,310,452	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	29,170,000	31,068,159	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	2,825,000	3,014,894	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	18,730,000	19,949,048	(a)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/33	1,600,000	1,889,103
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/34	1,250,000	1,473,177
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/35	2,000,000	2,349,702
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	4.000%	12/1/40	2,000,000	2,174,965
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Series C	5.000%	3/15/44	8,995,000	10,925,280

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	35

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Port Authority of New York & New Jersey Revenue:
Consolidated Series 193, Refunding	5.000%	10/15/30	$5,500,000	$6,125,375	(a)
Consolidated Series 194, Refunding	5.000%	10/15/34	10,000,000	11,166,887
Consolidated Series 194, Refunding	5.000%	10/15/41	31,650,000	35,072,479
Consolidated Series 198, Refunding	5.000%	11/15/46	5,000,000	5,660,378
Consolidated Series 226, Refunding	5.000%	10/15/40	3,000,000	3,648,563	(a)
Consolidated Series 226, Refunding	5.000%	10/15/41	1,750,000	2,124,946	(a)
Series 221	4.000%	7/15/55	19,550,000	21,104,772	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	14,825,000	17,936,400
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	5,900,000	7,191,507
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	6,275,000	6,943,950
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	27,025,000	32,579,989
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/56	13,250,000	16,101,485
MTA Bridges & Tunnels, Series C-2	5.000%	11/15/42	10,290,000	12,107,112
Troy, NY, Capital Resource Corp., Revenue:
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/38	1,300,000	1,578,059
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/39	1,250,000	1,514,611
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	1,000,000	1,216,847
Total New York				591,788,445
North Carolina — 1.0%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	4.000%	7/1/44	1,650,000	1,822,285
Charlotte Douglas International Airport	4.000%	7/1/44	2,290,000	2,487,417	(a)
Charlotte Douglas International Airport	5.000%	7/1/49	2,335,000	2,706,391	(a)
Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	7,500,000	8,857,448
Charlotte, NC, Lease Revenue, COP:
Convention Facility Project, Series A, Refunding	5.000%	6/1/46	3,500,000	4,249,452
Convention Facility Project, Series A, Refunding	4.000%	6/1/49	450,000	499,449
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	3,000,000	3,665,500

See Notes to Financial Statements.

36	Western Asset Managed Municipals Fund 2022 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	$1,245,000	$1,380,067
Series A, Refunding	5.000%	7/1/47	2,750,000	3,033,031
Series A, Refunding	5.000%	7/1/51	8,445,000	9,298,269
North Carolina State Turnpike Authority, Triangle Expressway System Revenue:
Senior Lien	5.000%	1/1/49	6,500,000	7,547,532
Senior Lien, Refunding	5.000%	1/1/32	1,100,000	1,245,220
Senior Lien, Refunding, AGM	5.000%	1/1/39	700,000	801,806
Total North Carolina				47,593,867
Ohio — 1.3%
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/35	3,500,000	4,341,193
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/37	2,500,000	2,851,321
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	2,000,000	2,278,252
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/37	2,000,000	2,204,674
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	1,000,000	1,099,390
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	1,000,000	1,097,835
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	5,710,000	6,220,440
Franklin County, OH, Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	5,000,000	5,752,558
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, Refunding, FHA	6.600%	8/1/25	240,000	241,204
Indian Creek, OH, Local School District, GO, Series A, SD Credit Program	5.000%	11/1/45	1,320,000	1,528,063
Ohio State Air Quality Development Authority Revenue:
American Electric Company Project, Series B, Refunding	2.500%	10/1/29	1,500,000	1,547,697	(a)(b)(c)
American Electric Company Project, Series D, Refunding	2.100%	10/1/24	24,750,000	25,067,597	(a)(b)(c)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	37

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	$545,000	$642,142
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	1,000,000	1,176,389
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E	4.000%	1/15/37	2,000,000	2,207,175
University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/41	1,325,000	1,450,393
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,545,454	(a)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,773,527	(a)
Total Ohio				64,025,304
Oklahoma — 0.0%††
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	1,896,581	4,741	*(g)
Oregon — 0.2%
Medford, OR, Hospital Facilities Authority Revenue, Asante Projects, Series A, Refunding	5.000%	8/15/50	3,000,000	3,540,240
Portland, OR, International Airport Revenue:
Series B, Refunding	5.000%	7/1/37	700,000	852,146
Series B, Refunding	5.000%	7/1/40	600,000	724,082
Series C, Refunding	5.000%	7/1/28	1,100,000	1,291,599	(a)
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax Revenue, Senior Lien, Series A	5.000%	9/1/48	1,000,000	1,188,262	(d)
Total Oregon				7,596,329
Pennsylvania — 3.6%
Allegheny County, PA, HDA Revenue:
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/37	4,500,000	5,029,524
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	1,750,000	1,950,123
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	3,750,000	4,166,594
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	2,000,000	2,352,976

See Notes to Financial Statements.

38	Western Asset Managed Municipals Fund 2022 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Series 2018	5.000%	6/1/32	$1,750,000	$2,055,806
Series 2018	5.000%	6/1/34	1,000,000	1,171,051
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries	5.000%	1/1/38	975,000	1,072,194	(d)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	4,060,000	4,464,726	(d)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	4,965,000	5,324,524
Penn State Health	4.000%	11/1/35	1,000,000	1,130,280
Penn State Health	4.000%	11/1/37	2,000,000	2,254,460
Dauphin County, PA, IDA Revenue, Dauphin Consolidated Water Supply, Series A	6.900%	6/1/24	2,400,000	2,682,594	(a)
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	2,700,000	3,016,638	(d)
Erie City, Erie County, PA, Water Authority, Water Revenue, Refunding	5.000%	12/1/43	2,000,000	2,322,331	(d)
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	4,720,000	5,198,953
Lancaster County, PA, Hospital Authority Revenue:
Penn State Health, Series 2021	5.000%	11/1/46	3,000,000	3,549,633
Penn State Health, Series 2021	5.000%	11/1/51	12,000,000	14,142,793
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Series A, Refunding	5.000%	7/1/36	1,710,000	1,918,087
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,500,000	1,735,411
Pennsylvania State Higher EFA Revenue, Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	6,750,000	7,888,537
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	2,500,000	2,996,884
Series A-1	5.000%	12/1/42	2,500,000	2,908,550
Series A-1	5.000%	12/1/47	3,975,000	4,594,194
Series B	5.000%	12/1/45	7,000,000	8,419,665
Series B, Refunding	5.000%	12/1/51	7,750,000	9,311,006
Series C, Refunding	4.000%	12/1/51	3,000,000	3,342,626
Subordinated, Series B	5.000%	12/1/50	3,750,000	4,498,076
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	2,000,000	2,246,097	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	39

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	$6,750,000	$8,284,461
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	2,000,000	2,423,741
Series B	5.000%	2/1/37	2,400,000	2,901,602
Series B	5.000%	2/1/38	2,250,000	2,698,583
Philadelphia, PA, School District, GO:
Series A, State Aid Withholding	5.000%	9/1/30	2,705,000	3,018,976
Series A, State Aid Withholding	5.000%	9/1/34	810,000	901,386
Series A, State Aid Withholding	5.000%	9/1/35	1,200,000	1,333,657
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	5,000,000	5,899,691
Series A	5.000%	7/1/45	6,000,000	6,517,250	(d)
Series A, Refunding	5.000%	11/1/50	4,000,000	4,798,047
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	3,500,000	4,017,281
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	10,500,000	12,031,205
University of Pittsburgh - Of the Commonwealth System of Higher Education, Series 2019 (SIFMA Municipal Swap Index Yield + 0.360%)	0.560%	2/15/24	5,000,000	5,016,219	(c)
Total Pennsylvania				171,586,432
Puerto Rico — 4.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/25	315,000	350,106	(e)
Senior Lien, Series A, Refunding	5.000%	7/1/33	850,000	1,019,129	(e)
Senior Lien, Series A, Refunding	5.000%	7/1/33	14,000,000	16,823,129	(e)(f)
Senior Lien, Series A, Refunding	5.000%	7/1/37	410,000	483,600	(e)
Senior Lien, Series A, Refunding	5.000%	7/1/37	14,355,000	17,048,136	(e)(f)
Senior Lien, Series A, Refunding	4.000%	7/1/42	30,540,000	33,060,182	(e)
Senior Lien, Series A, Refunding	4.000%	7/1/42	16,000,000	17,345,550	(e)(f)
Senior Lien, Series A, Refunding	4.000%	7/1/47	3,230,000	3,450,143	(e)(f)
Senior Lien, Series B, Refunding	4.000%	7/1/42	22,055,000	23,874,994	(e)
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	6,980,000	6,369,251	*(g)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	4,790,000	4,939,688	*(g)

See Notes to Financial Statements.

40	Western Asset Managed Municipals Fund 2022 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Series A	5.000%	7/1/42	$10,465,000	$10,792,031	*(g)
Series A	5.050%	7/1/42	1,950,000	2,010,938	*(g)
Series CCC	5.000%	7/1/21	35,000	36,006	*(h)
Series CCC	4.600%	7/1/24	10,000	10,275	*(g)
Series CCC	5.000%	7/1/24	1,000,000	1,031,250	*(g)
Series CCC	4.625%	7/1/25	30,000	30,825	*(g)
Series CCC	5.000%	7/1/28	625,000	644,531	*(g)
Series DDD, Refunding	3.300%	7/1/19	20,000	19,600	*(h)
Series DDD, Refunding	3.625%	7/1/21	435,000	426,300	*(h)
Series DDD, Refunding	5.000%	7/1/21	3,550,000	3,652,063	*(h)
Series TT	5.000%	7/1/17	35,000	36,006	*(h)
Series TT	5.000%	7/1/24	120,000	123,750	*(g)
Series TT	5.000%	7/1/37	3,930,000	4,052,813	*(g)
Series XX	5.250%	7/1/40	14,050,000	14,559,312	*(g)
Series ZZ, Refunding	5.250%	7/1/23	805,000	834,181	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	6,093,000	5,401,267
CAB, Restructured, Series A-1	0.000%	7/1/46	5,550,000	1,802,979
CAB, Restructured, Series A-1	0.000%	7/1/51	22,258,000	5,239,242
Restructured, Series A-1	4.550%	7/1/40	1,210,000	1,340,461
Restructured, Series A-1	5.000%	7/1/58	16,651,000	18,673,297
Restructured, Series A-2	4.329%	7/1/40	7,454,000	8,162,383
Restructured, Series A-2	4.329%	7/1/40	1,000,000	1,095,034
Total Puerto Rico				204,738,452
Rhode Island — 0.1%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	1,600,000	1,777,759
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	4,000,000	4,418,476
Total Rhode Island				6,196,235
South Carolina — 0.2%
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	750,000	870,681	(a)
Series 2018	5.000%	7/1/38	1,600,000	1,854,780	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	41

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
South Carolina — continued
Series 2018	5.000%	7/1/43	$4,000,000	$4,604,358	(a)
Series 2018	5.000%	7/1/48	2,750,000	3,137,705	(a)
Total South Carolina				10,467,524
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,775,000	3,199,000
Tennessee — 1.3%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	6,250,000	7,278,784
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	2,000,000	2,330,531
Subordinated, Series B	5.000%	7/1/42	2,500,000	2,913,164
Subordinated, Series B, Refunding	5.000%	7/1/46	3,950,000	4,600,318
Metropolitan Nashville Airport Authority Revenue:
Subordinated, Series B	5.000%	7/1/27	1,800,000	2,066,448	(a)
Subordinated, Series B	5.000%	7/1/28	2,800,000	3,273,213	(a)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	33,250,000	35,705,532	(b)(c)
Series A	5.250%	9/1/24	5,040,000	5,484,438
Total Tennessee				63,652,428
Texas — 6.5%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	2,350,000	2,730,220
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	7,300,000	8,460,189
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	7,000,000	7,579,907	(a)
Series 2014	5.000%	11/15/44	8,500,000	9,192,465	(a)
Series 2019	5.000%	11/15/31	4,000,000	4,750,060	(a)
Series 2019	5.000%	11/15/36	4,765,000	5,630,357	(a)
Series B	5.000%	11/15/44	3,500,000	4,086,629	(a)
Central Texas Regional Mobility Authority Revenue:
Senior Lien, Series B	4.000%	1/1/51	3,000,000	3,267,177
Senior Lien, Series E	4.000%	1/1/50	2,000,000	2,170,320

See Notes to Financial Statements.

42	Western Asset Managed Municipals Fund 2022 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Series A, Senior Lien	5.000%	1/1/40	$4,000,000	$4,482,987	(d)
Series A, Senior Lien	5.000%	1/1/45	4,500,000	5,043,360	(d)
Central Texas Turnpike System Revenue, Subordinated, Series C, Refunding	5.000%	8/15/42	15,000,000	16,187,962
Dallas, TX, Hotel Occupancy Tax Revenue:
Series 2021, Refunding	4.000%	8/15/37	2,000,000	2,178,007
Series 2021, Refunding	4.000%	8/15/38	2,000,000	2,174,438
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017	5.000%	10/1/46	8,000,000	9,305,379
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	1,630,000	1,869,905
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step bond, Series B (0.000%to 10/1/23 then 5.450%)	0.000%	10/1/34	5,000,000	5,670,091
First Tier Toll Revenue, Series A	5.125%	10/1/43	2,000,000	2,111,133
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,004,681	(a)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Series A	4.000%	10/1/47	10,000,000	11,263,433
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	1,755,000	2,016,670	(i)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/27	4,000,000	4,352,258
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	5,000,000	5,170,218	(a)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	7,400,000	8,370,787	(a)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B1	4.000%	7/15/41	5,000,000	5,171,040	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/37	1,750,000	1,952,167	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/38	2,000,000	2,222,966	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	2,000,000	2,205,808	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/46	3,870,000	4,218,646	(a)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	3,000,000	3,246,878

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	43

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	$710,000	$803,754	(a)
Series 2017	5.000%	11/1/36	710,000	803,969	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,098,161	(a)
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A	2.600%	11/1/29	5,000,000	5,062,522
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	5,500,000	6,167,629
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview, Refunding	5.000%	11/15/46	1,550,000	1,726,492	(d)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Sanctuary LTC Project, Series A	5.500%	1/1/57	11,200,000	10,894,563
Newark, TX, Higher Education Finance Corp., Education Revenue:
TLC Academy, Series A	4.000%	8/15/31	1,285,000	1,366,206
TLC Academy, Series A	4.000%	8/15/41	1,685,000	1,741,137
North Texas Tollway Authority Revenue:
Series A, Refunding	4.000%	1/1/39	5,000,000	5,293,176
Series B, Refunding	5.000%	1/1/40	11,205,000	11,571,827
Series B, Refunding	5.000%	1/1/45	11,000,000	11,968,404
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series 2021A	3.000%	1/1/50	2,350,000	1,943,711	(a)(e)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Methodist Hospitals of Dallas	4.000%	10/1/41	2,000,000	2,290,348
Methodist Hospitals of Dallas	4.000%	10/1/47	1,000,000	1,130,243
Methodist Hospitals of Dallas	4.000%	10/1/52	3,150,000	3,532,390
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	32,025,000	36,039,046

See Notes to Financial Statements.

44	Western Asset Managed Municipals Fund 2022 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A	4.000%	6/30/39	$1,300,000	$1,435,272
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A	4.000%	12/31/39	1,000,000	1,104,055
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A	4.000%	6/30/40	1,250,000	1,377,713
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	12/31/38	1,000,000	1,107,005
Segment 3C Project	5.000%	6/30/58	25,000,000	28,584,332	(a)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	9,000,000	9,768,078	(a)
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/38	5,000,000	5,693,355
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	3,750,000	4,209,900
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	2,550,000	1,410,915	*(e)(g)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	850,000	297,500	*(g)
Total Texas				313,507,841
U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	6,245,000	6,261,019
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	200,000	199,509
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	4,650,000	4,661,822
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	3,600,000	3,631,801
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	1,300,000	1,311,484
Total U.S. Virgin Islands				16,065,635
Utah — 0.6%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/36	4,800,000	5,444,814	(a)
Series A	5.000%	7/1/37	3,500,000	3,968,146	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	45

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Utah — continued
Series B	5.000%	7/1/47	$1,575,000	$1,810,326
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,750,000	1,908,966
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	3,750,000	4,075,365
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	1,150,000	1,301,298
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	1,200,000	1,349,831
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/24	1,515,000	1,606,112
Series 2019	5.000%	10/15/26	1,115,000	1,266,890
Series 2019	4.000%	10/15/30	2,025,000	2,254,723
Series 2019	4.000%	10/15/34	1,000,000	1,100,346
Series 2019	4.000%	10/15/39	1,750,000	1,909,575
Series 2021	3.000%	10/15/45	1,000,000	953,614
Total Utah				28,950,006
Vermont — 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	2,500,000	3,007,111
Virginia — 1.3%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,650,000	1,907,862
Virginia Hospital Center, Refunding	5.000%	7/1/27	1,000,000	1,175,081
Virginia Hospital Center, Refunding	5.000%	7/1/36	2,000,000	2,457,111
Virginia Hospital Center, Refunding	4.000%	7/1/38	850,000	967,692
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	6,350,000	7,078,057	(a)
Series B, Refunding	5.000%	7/1/45	9,730,000	10,773,428	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	10,200,000	11,267,770
Senior Lien, 95 Express Lanes LLC Project, Refunding	4.000%	1/1/48	5,000,000	5,417,524	(a)
Senior Lien, Elizabeth River Crossing Opco LLC Project	5.000%	7/1/27	3,000,000	3,041,170	(a)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	5,000,000	5,073,018	(a)

See Notes to Financial Statements.

46	Western Asset Managed Municipals Fund 2022 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	$7,200,000	$8,664,754	(a)(f)
Series A	5.000%	1/1/33	1,665,000	1,956,820
Series A	5.000%	1/1/35	2,725,000	3,193,705
Total Virginia				62,973,992
Washington — 0.9%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/33	3,750,000	4,472,592	(a)
Series 2019	5.000%	4/1/34	4,000,000	4,766,945	(a)
Series 2019	5.000%	5/1/43	8,500,000	9,584,680	(a)
Series 2019	4.000%	4/1/44	2,500,000	2,734,175	(a)
Series 2019	5.000%	4/1/44	4,000,000	4,703,141	(a)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	2,000,000	2,232,439	(b)(c)
Commonspirit Health, Series B-2, Refunding	5.000%	8/1/25	4,000,000	4,364,870	(b)(c)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	7,400,000	8,826,081
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	3,250,000	3,358,115	(e)
Total Washington				45,043,038
West Virginia — 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	7,050,000	8,506,801	(b)(c)
West Virginia, WV, Parkways Authority Revenue:
Senior Lien	5.000%	6/1/36	1,150,000	1,448,178
Senior Lien	5.000%	6/1/37	1,250,000	1,572,639
Senior Lien	5.000%	6/1/38	1,400,000	1,757,833
Total West Virginia				13,285,451
Wisconsin — 0.6%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	12,000,000	13,819,797
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A	5.000%	6/1/34	1,750,000	2,129,936
Renown Regional Medical Center Project, Series A	5.000%	6/1/38	2,500,000	3,028,692

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	47

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	$1,750,000	$2,036,914
Public Finance Authority, WI, Revenue Bonds, The Carmelite System, Inc. Obligated Group	5.000%	1/1/45	3,000,000	3,412,770
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	1,750,000	2,043,516
Total Wisconsin				26,471,625
Total Municipal Bonds (Cost — $4,167,163,166)				4,376,288,528
Municipal Bonds Deposited in Tender Option Bond Trust(j) — 1.2%
New York — 1.2%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost — $58,133,574)	4.000%	3/15/42	50,000,000	55,777,245
Total Investments before Short-Term Investments (Cost — $4,225,296,740)				4,432,065,773
Short-Term Investments — 9.7%
Municipal Bonds — 9.7%
Arizona — 0.1%
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A, LOC - JPMorgan Chase & Co.	0.060%	2/1/48	365,000	365,000	(k)(l)
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	0.060%	11/15/52	5,550,000	5,550,000	(k)(l)
Total Arizona				5,915,000
California — 0.1%
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.060%	11/1/35	1,025,000	1,025,000	(k)(l)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.180%	5/1/30	3,200,000	3,200,000	(a)(k)(l)
Total California				4,225,000

See Notes to Financial Statements.

48	Western Asset Managed Municipals Fund 2022 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Colorado — 0.1%
Colorado State Health Facilities Authority Revenue, SCL Health System, Series B	0.180%	12/1/45	$1,500,000	$1,500,000	(k)(l)
University of Colorado Hospital Authority Revenue, Series C, Refunding, SPA - TD Bank N.A.	0.190%	11/15/39	4,300,000	4,300,000	(k)(l)
Total Colorado				5,800,000
Connecticut — 0.1%
Connecticut State Housing Finance Authority, Series C-3, SPA - TD Bank N.A.	0.200%	11/15/50	4,600,000	4,600,000	(k)(l)
Delaware — 0.0%††
University of Delaware Revenue:
Series 2005, Refunding, SPA - TD Bank N.A.	0.090%	11/1/35	1,700,000	1,700,000	(k)(l)
Series C, Refunding, SPA - TD Bank N.A.	0.090%	11/1/37	700,000	700,000	(k)(l)
Total Delaware				2,400,000
District of Columbia — 0.0%††
District of Columbia Revenue:
Series A, LOC - PNC Bank N.A.	0.190%	8/15/38	725,000	725,000	(k)(l)
Series A, LOC - TD Bank N.A.	0.060%	8/15/38	300,000	300,000	(k)(l)
Total District of Columbia				1,025,000
Florida — 0.7%
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel Inc., Series 2003, LOC - TD Bank N.A.	0.190%	5/1/33	2,500,000	2,500,000	(k)(l)
Hillsborough County, FL, IDA, Healthcare System Revenue, Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	0.090%	11/1/38	6,190,000	6,190,000	(k)(l)
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, LOC - TD Bank N.A.	0.190%	10/1/26	12,005,000	12,005,000	(k)(l)
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.130%	5/1/24	10,510,000	10,510,000	(a)(k)(l)
Total Florida				31,205,000
Idaho — 0.0%††
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, Refunding, LOC - U.S. Bank N.A.	0.100%	3/1/48	900,000	900,000	(k)(l)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	49

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Indiana — 0.1%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	0.090%	11/1/39	$560,000	$560,000	(k)(l)
Parkview Health System Obligated Group, Series D, Refunding, LOC - Wells Fargo Bank N.A.	0.090%	11/1/39	2,500,000	2,500,000	(k)(l)
Total Indiana				3,060,000
Kentucky — 0.3%
Boyle County, KY, Centre College Project, Series A, Refunding, LOC - PNC Bank N.A.	0.190%	6/1/37	2,900,000	2,900,000	(k)(l)
Kentucky State Economic Development Finance Authority, Hospital Revenue, St. Elizabeth Medical Center Inc., Series B, Refunding, LOC - TD Bank N.A.	0.190%	5/1/33	11,350,000	11,350,000	(k)(l)
Total Kentucky				14,250,000
Maryland — 0.2%
Maryland State Health and Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Series D, LOC - TD Bank N.A.	0.090%	7/1/41	8,100,000	8,100,000	(k)(l)
Massachusetts — 0.1%
Massachusetts State DFA Revenue, Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	0.060%	10/1/42	5,000,000	5,000,000	(k)(l)
Michigan — 0.1%
Central Michigan University Revenue, Series A, Refunding, LOC - TD Bank N.A.	0.200%	10/1/32	4,885,000	4,885,000	(k)(l)
University of Michigan Revenue, Series D-1, Refunding	0.050%	12/1/24	225,000	225,000	(k)(l)
Total Michigan				5,110,000
Minnesota — 0.2%
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Revenue, Series C2, LOC - Wells Fargo Bank N.A.	0.200%	11/15/34	1,100,000	1,100,000	(k)(l)

See Notes to Financial Statements.

50	Western Asset Managed Municipals Fund 2022 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.090%	11/15/48	$2,800,000	$2,800,000	(k)(l)
St. Paul, MN, Housing and Redevelopment Authority, Allina Health System, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.200%	11/15/35	3,350,000	3,350,000	(k)(l)
Total Minnesota				7,250,000
Mississippi — 1.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	0.080%	12/1/30	1,500,000	1,500,000	(k)(l)
Chevron USA Inc. Project, Series A	0.080%	11/1/35	5,650,000	5,650,000	(k)(l)
Chevron USA Inc. Project, Series B	0.080%	12/1/30	900,000	900,000	(k)(l)
Chevron USA Inc. Project, Series B	0.080%	12/1/30	4,930,000	4,930,000	(k)(l)
Chevron USA Inc. Project, Series B	0.080%	11/1/35	100,000	100,000	(k)(l)
Chevron USA Inc. Project, Series C	0.080%	12/1/30	2,230,000	2,230,000	(k)(l)
Chevron USA Inc. Project, Series D	0.080%	11/1/35	3,150,000	3,150,000	(k)(l)
Chevron USA Inc. Project, Series E	0.080%	12/1/30	500,000	500,000	(k)(l)
Chevron USA Inc. Project, Series E	0.080%	12/1/30	2,400,000	2,400,000	(k)(l)
Chevron USA Inc. Project, Series F	0.080%	12/1/30	2,155,000	2,155,000	(k)(l)
Chevron USA Inc. Project, Series G	0.080%	12/1/30	4,915,000	4,915,000	(k)(l)
Chevron USA Inc. Project, Series G	0.080%	11/1/35	5,420,000	5,420,000	(k)(l)
Chevron USA Inc. Project, Series G	0.080%	11/1/35	975,000	975,000	(k)(l)
Chevron USA Inc. Project, Series H	0.080%	11/1/35	14,700,000	14,700,000	(k)(l)
Chevron USA Inc. Project, Series K	0.080%	11/1/35	2,500,000	2,500,000	(k)(l)
Total Mississippi				52,025,000
Missouri — 0.3%
Missouri State HEFA Revenue:
BJC Health System, Series A, Refunding, LIQ - U.S. Bank N.A.	0.190%	5/15/38	14,700,000	14,700,000	(k)(l)
Educational Facilities, Saint Louis University, Series B-2, LOC - Wells Fargo Bank N.A.	0.070%	10/1/35	270,000	270,000	(k)(l)
Total Missouri				14,970,000
Nevada — 0.2%
Clark County, NV, GO, Series A, Refunding, SPA - State Street B&T Co	0.210%	7/1/27	10,000,000	10,000,000	(a)(k)(l)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	51

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — 0.8%
New Jersey State Health Care Facilities Financing Authority Revenue:
Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	0.200%	7/1/35	$10,100,000	$10,100,000	(k)(l)
Meridian Health System Obligated Group Issue, Series A, LOC - TD Bank N.A.	0.190%	7/1/33	5,645,000	5,645,000	(k)(l)
Virtua Health Inc., Series B, LOC - JPMorgan Chase & Co.	0.040%	7/1/43	200,000	200,000	(k)(l)
Virtual Health Inc., LOC - Wells Fargo Bank N.A.	0.170%	7/1/33	2,400,000	2,400,000	(k)(l)
Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	0.170%	7/1/43	20,950,000	20,950,000	(k)(l)
Total New Jersey				39,295,000
New York — 3.1%
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	0.190%	11/1/38	7,100,000	7,100,000	(k)(l)
Build NYC Resource Corp. Revenue, Loan Enhanced Assistance, Series A, LOC - Bank of America N.A.	0.190%	3/1/38	400,000	400,000	(k)(l)
MTA, NY, Dedicated Tax Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	0.090%	11/1/31	7,920,000	7,920,000	(k)(l)
MTA, NY, Transportation Revenue:
Refunding, Subseries A-2B, LOC - PNC Bank N.A.	0.190%	11/1/31	115,000	115,000	(k)(l)
Subseries D-2, LOC - Landesbank Hessen- Thueringen	0.080%	11/1/35	2,735,000	2,735,000	(k)(l)
Subseries G-2, Refunding, LOC - TD Bank N.A.	0.190%	11/1/32	3,565,000	3,565,000	(k)(l)
New York City, NY, GO:
Subseries D-4, LOC - TD Bank N.A.	0.090%	8/1/40	200,000	200,000	(k)(l)
Subseries E-5, LOC - TD Bank N.A.	0.090%	3/1/48	3,600,000	3,600,000	(k)(l)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.070%	4/1/42	450,000	450,000	(k)(l)
Subseries I-4, LOC - TD Bank N.A.	0.090%	4/1/36	12,200,000	12,200,000	(k)(l)
New York City, NY, HDC Revenue, Sierra Development, Series A, LOC - FNMA	0.120%	3/15/33	300,000	300,000	(a)(k)(l)
New York City, NY, HDC, MFH Revenue:
Beacon Mews Development, Series A, LOC - Citibank N.A.	0.220%	4/1/39	3,650,000	3,650,000	(a)(k)(l)
Boricua Village Apartment Site, Series A-2, LOC - Citibank N.A.	0.220%	9/1/42	2,250,000	2,250,000	(a)(k)(l)

See Notes to Financial Statements.

52	Western Asset Managed Municipals Fund 2022 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Boricua Village Apartment Site, Series C, LOC - Citibank N.A.	0.220%	9/1/42	$1,165,000	$1,165,000	(a)(k)(l)
Series H	0.120%	3/15/22	3,835,000	3,834,914	(b)(c)
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone Revenue, Tiago Holdings, LLC Project, LOC - TD Bank N.A.	0.230%	1/1/37	6,335,000	6,335,000	(a)(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.070%	6/15/33	6,235,000	6,235,000	(k)(l)
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	0.090%	6/15/49	5,900,000	5,900,000	(k)(l)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.090%	6/15/48	4,400,000	4,400,000	(k)(l)
Second General Resolution Fiscal 2014, Series AA6, Refunding, SPA - Mizuho Bank Ltd.	0.080%	6/15/48	1,250,000	1,250,000	(k)(l)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	0.070%	6/15/48	1,700,000	1,700,000	(k)(l)
Second General Resolution, Fiscal 2011, Series DD-1, SPA - TD Bank N.A.	0.090%	6/15/43	10,315,000	10,315,000	(k)(l)
New York City, NY, TFA Revenue Future Tax Secured, Subseries A, Refunding, SPA - TD Bank N.A.	0.090%	11/1/29	10,960,000	10,960,000	(k)(l)
New York City, NY, Trust for Cultural Resources Revenue:
Metropolitan Museum of Art, Series A2	0.190%	10/1/36	2,775,000	2,775,000	(k)(l)
The New York Botanical Garden, Series A, Refunding, LOC - JPMorgan Chase & Co.	0.190%	7/1/32	2,245,000	2,245,000	(k)(l)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Rockefeller University, Series A, SPA - JPMorgan Chase & Co.	0.200%	7/1/39	600,000	600,000	(k)(l)
Non-State Supported Debt, Rockefeller University, Series A2, SPA - JPMorgan Chase & Co.	0.190%	7/1/32	1,750,000	1,750,000	(k)(l)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	53

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Energy Research & Development Authority Facilities Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries C-1, LOC - Mizuho Bank Ltd.	0.200%	11/1/39	$9,800,000	$9,800,000	(a)(k)(l)
Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC - Mizuho Bank Ltd.	0.220%	11/1/39	290,000	290,000	(a)(k)(l)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	0.220%	11/1/39	13,600,000	13,600,000	(a)(k)(l)
New York State HFA Revenue:
East 39th Street, Series A, LIQ - FNMA, LOC - FNMA	0.190%	11/15/31	500,000	500,000	(a)(k)(l)
42nd & 10th Housing, 2008 Series A, LIQ - FHLMC	0.170%	11/1/41	3,100,000	3,100,000	(k)(l)
250 West 93rd Street, Series A, LOC - Landesbank Hessen-Thueringen	0.220%	11/1/38	4,300,000	4,300,000	(a)(k)(l)
350 West 43rd Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.100%	11/1/34	6,000,000	6,000,000	(a)(k)(l)
363 West 30th Street Housing, Series A, LIQ - FHLMC, LOC - FHLMC	0.120%	11/1/32	200,000	200,000	(a)(k)(l)
Weyant Green Apartments, Series A, LIQ - FNMA, LOC - FNMA	0.210%	5/15/37	600,000	600,000	(a)(k)(l)
Town of Oyster Bay Nassau County, NY, Water District, GO, Series A	2.000%	3/11/22	5,000,000	5,001,711
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series C, Refunding, LOC - State Street Bank & Trust Co.	0.060%	1/1/32	110,000	110,000	(k)(l)
Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	0.080%	1/1/32	700,000	700,000	(k)(l)
Total New York				148,151,625
North Carolina — 0.0%††
University of North Carolina at Chapel Hill, Series A, Refunding, SPA - TD Bank N.A.	0.090%	2/15/31	300,000	300,000	(k)(l)
Ohio — 0.0%††
Franklin County, OH, Hospital Revenue, Nationwide Children’s Hospital Project, Series B	0.160%	11/1/40	500,000	500,000	(k)(l)

See Notes to Financial Statements.

54	Western Asset Managed Municipals Fund 2022 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oregon — 0.1%
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	0.100%	8/1/34	$3,900,000	$3,900,000	(k)(l)
Pennsylvania — 1.5%
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue:
Series A, LOC - TD Bank N.A.	0.190%	5/1/55	2,050,000	2,050,000	(k)(l)
Series D, LOC - TD Bank N.A.	0.190%	11/1/55	19,300,000	19,300,000	(k)(l)
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	0.210%	12/1/39	600,000	600,000	(k)(l)
Pennsylvania State Turnpike Commission Revenue:
Second Series, Refunding, LOC - TD Bank N.A.	0.200%	12/1/38	25,980,000	25,980,000	(k)(l)
Series 2020, Refunding, LOC - TD Bank N.A.	0.200%	12/1/39	18,750,000	18,750,000	(k)(l)
Philadelphia, PA, Authority for IDR, Gift of Life Donor Program Project, LOC - TD Bank N.A.	0.200%	12/1/34	2,800,000	2,800,000	(k)(l)
Philadelphia, PA, Gas Works Revenue, Series D, Refunding, LOC - TD Bank N.A.	0.200%	8/1/31	2,020,000	2,020,000	(k)(l)
Total Pennsylvania				71,500,000
Puerto Rico — 0.0%††
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/22	315,000	319,434
Texas — 0.4%
Gulf Coast Authority, TX, Waste Disposal Authority, ExxonMobil Project, Series B	0.110%	6/1/25	3,000,000	3,000,000	(a)(k)(l)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Health System, Series C, Refunding	0.210%	6/1/46	2,870,000	2,870,000	(k)(l)
Harris County, TX, Solid Waste Disposal Revenue, Industrial Development Corp. Project	0.100%	4/1/32	400,000	400,000	(a)(k)(l)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
ExxonMobil Corp., Series A, Refunding	0.080%	11/1/29	400,000	400,000	(k)(l)
ExxonMobil Corp., Series A2, Refunding	0.080%	8/1/22	250,000	250,000	(k)(l)
ExxonMobil Corp., Series B, Refunding	0.110%	11/1/29	4,800,000	4,800,000	(a)(k)(l)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	55

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
ExxonMobil Corp., Subseries B-2, Refunding	0.110%	12/1/39	$4,900,000	$4,900,000	(a)(k)(l)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, Refunding, LOC - TD Bank N.A.	0.090%	11/15/50	2,365,000	2,365,000	(k)(l)
Total Texas				18,985,000
Utah — 0.1%
Murray City, UT, Hospital Revenue:
IHC Health Services Inc., Series A, SPA - JPMorgan Chase & Co.	0.060%	5/15/37	450,000	450,000	(k)(l)
IHC Health Services Inc., Series B	0.190%	5/15/36	3,000,000	3,000,000	(k)(l)
IHC Health Services Inc., Series C	0.060%	5/15/36	445,000	445,000	(k)(l)
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	0.070%	5/15/58	2,460,000	2,460,000	(k)(l)
Total Utah				6,355,000
Total Short-Term Investments (Cost — $465,141,458)				465,141,059
Total Investments — 102.2% (Cost — $4,690,438,198)				4,897,206,832
TOB Floating Rate Notes — (0.8)%				(37,500,000)
Other Liabilities in Excess of Other Assets — (1.4)%				(66,013,115)
Total Net Assets — 100.0%				$4,793,693,717

See Notes to Financial Statements.

56	Western Asset Managed Municipals Fund 2022 Annual Report

Western Asset Managed Municipals Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The coupon payment on this security is currently in default as of February 28, 2022.

(h)	The maturity principal is currently in default as of February 28, 2022.

(i)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	57

Schedule of investments (cont’d)

February 28, 2022

Western Asset Managed Municipals Fund

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

CWA	— Clean Water Act

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

EDR	— Economic Development Revenue

EFA	— Educational Facilities Authority

FHA	— Federal Housing Administration — Insured Bonds

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GO	— General Obligation

GTD	— Guaranteed

HDA	— Housing Development Authority

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Agency

HFC	— Housing Finance Commission

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PCR	— Pollution Control Revenue

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

PSF	— Permanent School Fund

Q-SBLF	— Qualified School Board Loan Fund

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

USD	— Unified School District

See Notes to Financial Statements.

58	Western Asset Managed Municipals Fund 2022 Annual Report

Statement of assets and liabilities

February 28, 2022

Assets:
Investments, at value (Cost — $4,690,438,198)	$4,897,206,832
Cash	24,116
Interest receivable	45,604,232
Receivable for Fund shares sold	42,221,722
Receivable for securities sold	19,783,620
Prepaid expenses	72,599
Total Assets	5,004,913,121

Liabilities:
Payable for securities purchased	125,645,567
Payable for Fund shares repurchased	44,581,707
TOB Floating Rate Notes (Note 1)	37,500,000
Investment management fee payable	1,434,310
Distributions payable	733,519
Service and/or distribution fees payable	451,068
Interest expense payable	107,930
Trustees’ fees payable	9,899
Accrued expenses	755,404
Total Liabilities	211,219,404
Total Net Assets	$4,793,693,717

Net Assets:
Par value (Note 7)	$2,969
Paid-in capital in excess of par value	4,620,376,247
Total distributable earnings (loss)	173,314,501
Total Net Assets	$4,793,693,717

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	59

Statement of assets and liabilities (cont’d)

February 28, 2022

Net Assets:
Class 1	$16,396,719
Class A	$3,447,436,746
Class C	$98,238,650
Class I	$1,113,998,088
Class IS	$117,623,514

Shares Outstanding:
Class 1	1,019,406
Class A	213,635,178
Class C	6,081,803
Class I	68,922,939
Class IS	7,278,393

Net Asset Value:
Class 1 (and redemption price)	$16.08
Class A (and redemption price)	$16.14
Class C*	$16.15
Class I (and redemption price)	$16.16
Class IS (and redemption price)	$16.16
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$16.86

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

60	Western Asset Managed Municipals Fund 2022 Annual Report

Statement of operations

For the Year Ended February 28, 2022

Investment Income:
Interest	$145,807,774

Expenses:
Investment management fee (Note 2)	19,155,708
Service and/or distribution fees (Notes 2 and 5)	5,980,310
Transfer agent fees (Note 5)	3,190,464
Interest expense (Note 1)	246,957
Registration fees	168,852
Legal fees	119,745
Fund accounting fees	111,016
Trustees’ fees	79,832
Audit and tax fees	76,736
Insurance	40,887
Shareholder reports	35,067
Commitment fees (Note 8)	30,412
Custody fees	17,873
Fees recaptured by investment manager (Note 2)	381
Miscellaneous expenses	17,900
Total Expenses	29,272,140
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(507,457)
Net Expenses	28,764,683
Net Investment Income	117,043,091

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	28,957,780
Change in Net Unrealized Appreciation (Depreciation) From Investments	(137,504,676)
Net Loss on Investments	(108,546,896)
Increase in Net Assets From Operations	$8,496,195

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	61

Statements of changes in net assets

For the Years Ended February 28,	2022	2021

Operations:
Net investment income	$117,043,091	$128,267,457
Net realized gain (loss)	28,957,780	(5,034,427)
Change in net unrealized appreciation (depreciation)	(137,504,676)	(151,246,069)
Increase (Decrease) in Net Assets From Operations	8,496,195	(28,013,039)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(116,283,466)	(126,965,806)
Decrease in Net Assets From Distributions to Shareholders	(116,283,466)	(126,965,806)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,583,590,459	1,199,008,328
Reinvestment of distributions	85,473,991	90,503,641
Cost of shares repurchased	(1,325,317,995)	(1,704,867,741)
Increase (Decrease) in Net Assets From Fund Share Transactions	343,746,455	(415,355,772)
Increase (Decrease) in Net Assets	235,959,184	(570,334,617)

Net Assets:
Beginning of year	4,557,734,533	5,128,069,150
End of year	$4,793,693,717	$4,557,734,533

See Notes to Financial Statements.

62	Western Asset Managed Municipals Fund 2022 Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class 1 Shares[1]	2022	2021	2020[2]	2019	2018

Net asset value, beginning of year	$16.42	$16.84	$15.84	$15.97	$16.15

Income (loss) from operations:
Net investment income	0.42	0.48	0.54	0.63	0.64
Net realized and unrealized gain (loss)	(0.34)	(0.43)	1.00	(0.13)	(0.17)
Total income from operations	0.08	0.05	1.54	0.50	0.47

Less distributions from:
Net investment income	(0.42)	(0.47)	(0.54)	(0.63)	(0.65)
Total distributions	(0.42)	(0.47)	(0.54)	(0.63)	(0.65)

Net asset value, end of year	$16.08	$16.42	$16.84	$15.84	$15.97
Total return[3]	0.44%	0.40%	9.88%	3.19%	2.89%

Net assets, end of year (000s)	$16,397	$17,842	$19,140	$18,670	$20,074

Ratios to average net assets:
Gross expenses	0.50%	0.51%	0.53%	0.56%	0.56%
Net expenses[4]	0.50	0.51 [5]	0.52 [5]	0.56	0.56
Net investment income	2.55	2.95	3.34	3.98	3.95

Portfolio turnover rate	11%	27%	31%	23%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	63

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2022	2021	2020[2]	2019	2018

Net asset value, beginning of year	$16.48	$16.89	$15.89	$16.03	$16.20

Income (loss) from operations:
Net investment income	0.40	0.46	0.52	0.61	0.62
Net realized and unrealized gain (loss)	(0.34)	(0.42)	1.00	(0.14)	(0.16)
Total income from operations	0.06	0.04	1.52	0.47	0.46

Less distributions from:
Net investment income	(0.40)	(0.45)	(0.52)	(0.61)	(0.63)
Total distributions	(0.40)	(0.45)	(0.52)	(0.61)	(0.63)

Net asset value, end of year	$16.14	$16.48	$16.89	$15.89	$16.03
Total return[3]	0.32%	0.28%	9.78%	2.99%	2.83%

Net assets, end of year (millions)	$3,447	$3,271	$3,618	$2,991	$3,089

Ratios to average net assets:
Gross expenses	0.63%	0.64%	0.66%	0.70%	0.68%
Net expenses[4,5]	0.63	0.64	0.66	0.70	0.68
Net investment income	2.41	2.82	3.18	3.86	3.83

Portfolio turnover rate	11%	27%	31%	23%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.77%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

64	Western Asset Managed Municipals Fund 2022 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2022	2021	2020[2]	2019	2018

Net asset value, beginning of year	$16.49	$16.91	$15.90	$16.04	$16.21

Income (loss) from operations:
Net investment income	0.31	0.37	0.45	0.53	0.53
Net realized and unrealized gain (loss)	(0.34)	(0.43)	0.99	(0.15)	(0.16)
Total income (loss) from operations	(0.03)	(0.06)	1.44	0.38	0.37

Less distributions from:
Net investment income	(0.31)	(0.36)	(0.43)	(0.52)	(0.54)
Total distributions	(0.31)	(0.36)	(0.43)	(0.52)	(0.54)

Net asset value, end of year	$16.15	$16.49	$16.91	$15.90	$16.04
Total return[3]	(0.24)%	(0.27)%	9.17%	2.43%	2.26%

Net assets, end of year (000s)	$98,239	$140,793	$257,441	$478,072	$600,104

Ratios to average net assets:
Gross expenses	1.19%	1.19%	1.22%	1.25%	1.24%
Net expenses[4]	1.19 [5]	1.19 [5]	1.22 [5]	1.25	1.24 [5]
Net investment income	1.86	2.28	2.72	3.29	3.27

Portfolio turnover rate	11%	27%	31%	23%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.32%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	65

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2022	2021	2020[2]	2019	2018

Net asset value, beginning of year	$16.50	$16.92	$15.92	$16.05	$16.23

Income (loss) from operations:
Net investment income	0.43	0.49	0.55	0.64	0.65
Net realized and unrealized gain (loss)	(0.34)	(0.43)	1.00	(0.14)	(0.18)
Total income from operations	0.09	0.06	1.55	0.50	0.47

Less distributions from:
Net investment income	(0.43)	(0.48)	(0.55)	(0.63)	(0.65)
Total distributions	(0.43)	(0.48)	(0.55)	(0.63)	(0.65)

Net asset value, end of year	$16.16	$16.50	$16.92	$15.92	$16.05
Total return[3]	0.49%	0.47%	9.88%	3.21%	2.89%

Net assets, end of year (millions)	$1,114	$1,062	$1,172	$1,043	$1,267

Ratios to average net assets:
Gross expenses	0.50%	0.50%	0.52%	0.55%	0.55%
Net expenses[4]	0.46 [5]	0.45 [5]	0.49 [5]	0.55	0.55
Net investment income	2.59	3.01	3.36	3.99	3.95

Portfolio turnover rate	11%	27%	31%	23%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. Total annual fund operating expenses after waiving and/or reimbursing expenses exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.60%.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

66	Western Asset Managed Municipals Fund 2022 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2022	2021	2020[2]	2019[3]

Net asset value, beginning of year	$16.50	$16.92	$15.92	$16.04

Income (loss) from operations:
Net investment income	0.43	0.49	0.55	0.62
Net realized and unrealized gain (loss)	(0.33)	(0.42)	1.01	(0.13)
Total income from operations	0.10	0.07	1.56	0.49

Less distributions from:
Net investment income	(0.44)	(0.49)	(0.56)	(0.61)
Total distributions	(0.44)	(0.49)	(0.56)	(0.61)

Net asset value, end of year	$16.16	$16.50	$16.92	$15.92
Total return[4]	0.53%	0.50%	9.94%	3.15%

Net assets, end of year (000s)	$117,624	$66,125	$61,135	$25,441

Ratios to average net assets:
Gross expenses	0.42%[5]	0.42%	0.45%	0.48%[6]
Net expenses[7]	0.42 [5]	0.42 [8]	0.44 [8]	0.48 [6]
Net investment income	2.61	3.03	3.34	4.15 [6]

Portfolio turnover rate	11%	27%	31%	23%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]	For the period March 16, 2018 (inception date) to February 28, 2019.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.50%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	For the year ended February 28, 2019.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Annual Report	67

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely

68	Western Asset Managed Municipals Fund 2022 Annual Report

traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Managed Municipals Fund 2022 Annual Report	69

Notes to financial statements (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$4,376,288,528	—	$4,376,288,528
Municipal Bonds Deposited in Tender Option Bond Trust	—	55,777,245	—	55,777,245
Total Long-Term Investments	—	4,432,065,773	—	4,432,065,773
Short-Term Investments†	—	465,141,059	—	465,141,059
Total Investments	—	$4,897,206,832	—	$4,897,206,832

†	See Schedule of Investments for additional detailed categorizations.

(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.

An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations.

70	Western Asset Managed Municipals Fund 2022 Annual Report

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Western Asset Managed Municipals Fund 2022 Annual Report	71

Notes to financial statements (cont’d)

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.77%, 1.32%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving and/or reimbursing expenses exceeded the expense limitation for Class I shares as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

During the year ended February 28, 2022, fees waived and/or expenses reimbursed amounted to $507,457.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

72	Western Asset Managed Municipals Fund 2022 Annual Report

Pursuant to these arrangements, at February 28, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class I
Expires February 28, 2023	$524,284
Expires February 29, 2024	507,103
Total fee waivers/expense reimbursements subject to recapture	$1,031,387

For the year ended February 28, 2022, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

Class IS
LMPFA recaptured	$381

Franklin Distributors, LLC (known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended February 28, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$(72,563)	—
CDSCs	118,607	$5,859

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended February 28, 2022, such purchase and sale transactions (excluding accrued interest) were $359,797,717 and $262,765,000, respectively.

Western Asset Managed Municipals Fund 2022 Annual Report	73

Notes to financial statements (cont’d)

3. Investments

During the year ended February 28, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$638,629,523
Sales	497,416,696

At February 28, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$4,650,763,812	$237,956,607	$(29,013,587)	$208,943,020

4. Derivative instruments and hedging activities

During the year ended February 28, 2022, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended February 28, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class 1	—		$13,982
Class A	$5,139,656	†	2,180,537
Class C	840,654	†	85,951
Class I	—		908,377
Class IS	—		1,617
Total	$5,980,310		$3,190,464

†

Amounts shown are exclusive of expense reimbursements. For the year ended February 28, 2022, the service and/or distribution fees reimbursed amounted to $176 and $178 for Class A and Class C shares, respectively.

74	Western Asset Managed Municipals Fund 2022 Annual Report

For the year ended February 28, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	—
Class A	$176
Class C	178
Class I	507,103
Class IS	—
Total	$507,457

6. Distributions to shareholders by class

	Year Ended February 28, 2022	Year Ended February 28, 2021
Net Investment Income:
Class 1	$439,758	$520,609
Class A	82,085,522	88,853,004
Class C	2,220,554	4,158,211
Class I	29,133,147	31,718,783
Class IS	2,404,485	1,715,199
Total	$116,283,466	$126,965,806

7. Shares of beneficial interest

At February 28, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended February 28, 2022		Year Ended February 28, 2021
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	26,444	$439,729	32,340	$520,609
Shares repurchased	(93,384)	(1,555,560)	(82,655)	(1,326,782)
Net decrease	(66,940)	$(1,115,831)	(50,315)	$(806,173)

Class A
Shares sold	74,831,241	$1,242,077,963	56,557,823	$914,042,604
Shares issued on reinvestment	3,443,529	57,364,298	3,667,783	59,249,758
Shares repurchased	(63,164,254)	(1,045,973,918)	(75,856,567)	(1,208,528,037)
Net increase (decrease)	15,110,516	$253,468,343	(15,630,961)	$(235,235,675)

Western Asset Managed Municipals Fund 2022 Annual Report	75

Notes to financial statements (cont’d)

	Year Ended February 28, 2022		Year Ended February 28, 2021
	Shares	Amount	Shares	Amount
Class C
Shares sold	577,873	$9,719,618	841,986	$13,642,434
Shares issued on reinvestment	114,836	1,918,584	208,424	3,360,206
Shares repurchased	(3,150,285)	(52,841,611)	(7,739,656)	(125,070,015)
Net decrease	(2,457,576)	$(41,203,409)	(6,689,246)	$(108,067,375)

Class I
Shares sold	15,503,795	$259,554,502	15,310,543	$247,449,786
Shares issued on reinvestment	1,410,026	23,554,725	1,592,883	25,774,146
Shares repurchased	(12,324,470)	(205,392,841)	(21,853,821)	(351,483,016)
Net increase (decrease)	4,589,351	$77,716,386	(4,950,395)	$(78,259,084)

Class IS
Shares sold	4,314,506	$72,238,376	1,473,145	$23,873,504
Shares issued on reinvestment	131,751	2,196,655	98,705	1,598,922
Shares repurchased	(1,174,912)	(19,554,065)	(1,178,200)	(18,459,891)
Net increase	3,271,345	$54,880,966	393,650	$7,012,535

8. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended February 28, 2022.

9. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended February 28, was as follows:

	2022	2021
Distributions paid from:
Tax-exempt income	$116,267,530	$126,955,418
Ordinary income	15,936	10,388
Total distributions paid	$116,283,466	$126,965,806

76	Western Asset Managed Municipals Fund 2022 Annual Report

As of February 28, 2022, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed tax-exempt income — net	$2,567,791
Deferred capital losses*	(37,871,357)
Other book/tax temporary differences(a)	(324,953)
Unrealized appreciation (depreciation)(b)	208,943,020
Total distributable earnings (loss) — net	$173,314,501

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)

Other book/tax temporary differences are attributable to the deferral of certain late year losses for tax purposes, book/tax differences in the accrual of interest income on securities in default and book/tax differences in the timing of the deductibility of various expenses.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between book and tax accretion methods for market discount on fixed income securities.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the

Western Asset Managed Municipals Fund 2022 Annual Report	77

Notes to financial statements (cont’d)

publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

*  *  *

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

78	Western Asset Managed Municipals Fund 2022 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Managed Municipals Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Managed Municipals Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of February 28, 2022, the related statement of operations for the year ended February 28, 2022, the statement of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for the each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

April 18, 2022

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Managed Municipals Fund 2022 Annual Report	79

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

80	Western Asset Managed Municipals Fund

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in November 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Western Asset Managed Municipals Fund	81

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Managed Municipals Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202.

Information pertaining to the Trustees and officers of the Board is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 877-6LM-FUND/656-3863.

Independent Trustees†

Robert Abeles, Jr.

Year of birth	1945
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Board Member, Great Public Schools Now (since 2018); Senior Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; Board Member, Excellent Education Development (since 2012)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	None

Jane F. Dasher

Year of birth	1949
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Director, Visual Kinematics, Inc. (since 2018)

Anita L. DeFrantz

Year of birth	1952
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1998
Principal occupation(s) during the past five years	President of Tubman Truth Corp. (since 2015); President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles); Member (since 1986), Member of the Executive Board (since 2013) and Vice President (since 2017) of the International Olympic Committee
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	None

82	Western Asset Managed Municipals Fund

Independent Trustees† (cont’d)

Susan B. Kerley

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Michael Larson

Year of birth	1959
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Chief Investment Officer for William H. Gates III (since 1994)[4]
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Republic Services, Inc. (since 2009); Fomento Economico Mexicano, SAB (since 2011); Ecolab Inc. (since 2012); formerly, AutoNation, Inc. (2010 to 2018)

Avedick B. Poladian

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director and Advisor (since 2017) and former Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); formerly, Partner, Arthur Andersen, LLP (1974 to 2002)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Occidental Petroleum Corporation (since 2008); California Resources Corporation (2014 to 2021); and Public Storage (since 2010)

Western Asset Managed Municipals Fund	83

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

William E.B. Siart

Year of birth	1946
Position(s) with Fund	Trustee and Chairman of the Board
Term of office[1] and length of time served[2]	Since 1997 (Chairman of the Board since 2020)
Principal occupation(s) during the past five years	Chairman of Excellent Education Development (since 2000); formerly, Chairman of Great Public Schools Now (2015 to 2020); Trustee of The Getty Trust (since 2005 to 2017); Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Member of Board of United States Golf Association, Executive Committee Member (since 2017); Trustee, University of Southern California (since 1994)

Jaynie Miller Studenmund

Year of birth	1954
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); Director of CoreLogic, Inc. (information, analytics and business services company) (since 2012); formerly, Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018); Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017); Director of Orbitz Worldwide, Inc. (online travel company) (2007 to 2014)

Peter J. Taylor

Year of birth	1958
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	President, ECMC Foundation (nonprofit organization) (since 2014); formerly, Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Director of Pacific Mutual Holding Company[5] (since 2016); Member of the Board of Trustees of California State University system (since 2015); Ralph M. Parson Foundation (since 2015), Kaiser Family Foundation (since 2012), and Edison International (since 2011)

84	Western Asset Managed Municipals Fund

Interested Trustee

Ronald L. Olson[6]

Year of birth	1941
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2005
Principal occupation(s) during the past five years	Partner of Munger, Tolles & Olson LLP (law partnership) (since 1968)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Berkshire Hathaway, Inc. (since 1997)

Interested Trustee and Officer

Jane Trust, CFA[7]
Year of birth	1962
Position(s) with Fund	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 131 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); Senior Vice President of LMPFA (2015)
Number of funds in fund complex overseen by Trustee[3]	129
Other Trusteeships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Fund	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

Western Asset Managed Municipals Fund	85

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Susan Kerr Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Fund	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Marc A. De Oliveira Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1971
Position(s) with Fund	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

Thomas C. Mandia Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

86	Western Asset Managed Municipals Fund

Additional Officers (cont’d)

Christopher Berarducci Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1974
Position(s) with Fund	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]

Each board member also serves as a Director of Western Asset Investment Grade Income Fund Inc. and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same fund complex. Additionally, each board member serves as a Trustee of Western Asset Inflation-Linked Income Fund and Western Asset Inflation-Linked Opportunities & Income Fund, closed-end investment companies that are part of the same fund complex.

[4]

Mr. Larson is the chief investment officer for William H. Gates III and in that capacity oversees the investments of Mr. Gates and the investments of the Bill and Melinda Gates Foundation Trust (such combined investments are referred to as the “Accounts”). Since 1997, Western Asset has provided discretionary investment advice with respect to one or more Accounts.

[5]

Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from LMPFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

Western Asset Managed Municipals Fund	87

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

[6]	Mr. Olson is an “interested person” of the Fund, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

[7]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

88	Western Asset Managed Municipals Fund

Important tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 28, 2022:

	Pursuant to:	Amount Reported
Exempt-Interest Dividends Distributed	§852(b)(5)(A)	$116,267,530
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$15,936
Section 163(j) Interest Earned	§163(j)	$1,918,045

Western Asset Managed Municipals Fund	89

Western Asset

Managed Municipals Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

†	Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.

# Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

Western Asset Managed Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Managed Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD02207 4/22 SR22-4381

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial experts,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial experts. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit-Related Fees. The aggregate fees billed in the last two fiscal years ending February 28, 2021 and February 28, 2022 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $183,723 in February 28, 2021 and $188,676 in February 28, 2022.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in February 28, 2021 and $0 in February 28, 2022.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in February 28, 2021 and $39,250 in February 28, 2022. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Income Trust, were $0 in February 28, 2021 and $0 in February 28, 2022.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Income Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for February 28, 2021 and February 28, 2022; Tax Fees were 100% and 100% for February 28, 2021 and February 28, 2022; and Other Fees were 100% and 100% for February 28, 2021 and February 28, 2022.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Income Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Income Trust during the reporting period were $773,011 in February 28, 2021 and $343,489 in February 28, 2022.

(h) Yes. Legg Mason Partners Income Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 25, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 25, 2022